UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31

Date of reporting period: 4/30/13

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

Burlington
Ft. Madison
Keokuk
Monticello
Palmyra
Bowling Green
Glasgow
Mexico
Franklin
Warrenton
JEFFERSON CITY
Tuscumbia
Hermitage
Waynesville
Greenfield
Ellsworth
Marshfield
Ironton
Potosi
Vera Cruz
Forsyth
Alton
Pocahontas
Smithville
Princeton
Trenton
Chillicothe
Monmouth
Knoxville
Macomb
Carthage
Peoria
Havanna
Quincy
Columbus
Jacksonville

The Commerce Funds

The Commerce Funds Semi-Annual Report

April 30, 2013

The Commerce Funds

The Commerce Funds Semi-Annual Report April 30, 2013

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios — each targeting a specific investment goal — we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2013 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance Summaries

April 30, 2013 (Unaudited)

The following is performance information for the Commerce Funds for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

PERFORMANCE REVIEW
November 1, 2012 - April 30, 2013	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	12.39%	13.71%	Russell 1000® Growth(b)
Value	15.86	16.31	Russell 1000® Value(c)
Mid Cap Growth	15.91	17.75	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	2.28	0.90	Barclays U.S. Aggregate Bond(e)
Short-Term Government	0.66	0.54	Citigroup 1-5 Year Treasury/Government Sponsored(f)
National Tax-Free Intermediate Bond	2.25	1.61	Barclays 3-15 Year Blend Municipal Bond(g)
Missouri Tax-Free Intermediate Bond	1.55	1.61	Barclays 3-15 Year Blend Municipal Bond(g)
Kansas Tax-Free Intermediate Bond	1.35	1.61	Barclays 3-15 Year Blend Municipal Bond(g)

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

STANDARDIZED TOTAL RETURNS(h)
For the period ended 03/31/2013	One Year	Five Years	Ten Years	Since Inception	Inception Date
Equity Funds:
Growth	8.19%	5.81%	7.01%	7.23%	12/12/94
Value	19.37	5.90	8.39	5.56	3/3/97
Mid Cap Growth	10.77	7.82	9.96	7.70	12/12/94
Fixed Income Funds:
Bond	6.02	7.15	5.81	6.56	12/12/94
Short-Term Government	1.94	3.33	3.23	4.77	12/12/94
National Tax-Free Intermediate Bond	5.62	6.12	4.70	5.13	2/21/95
Missouri Tax-Free Intermediate Bond	4.22	4.97	4.08	4.73	2/21/95
Kansas Tax-Free Intermediate Bond	3.73	5.00	4.09	4.61	12/26/00

(h)	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above table.

Returns reflect any fee waivers or expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS(i)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursement)
Equity Funds:
Growth	1.08%	1.08%
Value	0.70	0.70
Mid Cap Growth	1.11	1.11
Fixed Income Funds:
Bond	0.72	0.72
Short-Term Government	0.68	0.82
National Tax-Free Intermediate Bond	0.67	0.67
Missouri Tax-Free Intermediate Bond	0.65	0.65
Kansas Tax-Free Intermediate Bond	0.70	0.84

(i)	The Funds’ expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Funds (March 1, 2013) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Funds’ waivers and/or expense reimbursements, if any, will remain in place through at least March 1, 2014. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.0%
Commercial Services – 1.0%
15,900	Equifax, Inc.	$ 973,080

Communications – 2.9%
12,000	Crown Castle International Corp.*	924,000
32,500	Verizon Communications, Inc.	1,752,075

		2,676,075

Consumer Durables* – 1.0%
21,450	Jarden Corp.	965,465

Consumer Non-Durables – 13.2%
25,100	Altria Group, Inc.	916,401
8,200	Colgate-Palmolive Co.	979,162
10,200	Kimberly-Clark Corp.	1,052,538
12,400	Mead Johnson Nutrition Co.	1,005,516
16,300	Nike, Inc. Class B	1,036,680
18,200	PepsiCo, Inc.	1,500,954
19,200	Philip Morris International, Inc.	1,835,328
21,200	Reynolds American, Inc.	1,005,304
47,400	The Coca-Cola Co.	2,006,442
14,600	The Estee Lauder Cos., Inc. Class A	1,012,510

		12,350,835

Consumer Services – 8.4%
19,200	Bally Technologies, Inc.*	1,022,976
23,900	Comcast Corp. Class A	987,070
17,200	DIRECTV*	972,832
25,900	DISH Network Corp. Class A	1,015,021
18,100	eBay, Inc.*	948,259
11,800	McDonald’s Corp.	1,205,252
8,900	Time Warner Cable, Inc.	835,621
13,200	Yum! Brands, Inc.	899,184

		7,886,215

Distribution Services – 3.0%
17,900	Fastenal Co.	877,995
8,800	McKesson Corp.	931,216
4,200	W.W. Grainger, Inc.	1,035,174

		2,844,385

Electronic Technology – 12.7%
11,500	Apple, Inc.	5,091,625
63,400	Cadence Design Systems, Inc.*	874,920
41,400	Intel Corp.	991,530
9,300	Lockheed Martin Corp.	921,537
16,100	Motorola Solutions, Inc.	920,920
20,500	QUALCOMM, Inc.	1,263,210
27,000	Synopsys, Inc.*	960,390
30,800	Trimble Navigation Ltd.*	885,192

		11,909,324

Finance – 9.5%
20,700	American Campus Communities, Inc.	924,048
15,300	American Express Co.	1,046,673
3,500	BlackRock, Inc.	932,750
23,800	Extra Space Storage, Inc.	1,037,204

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
1,800	Mastercard, Inc. Class A	$ 995,274
5,800	Public Storage	957,000
5,500	Simon Property Group, Inc.	979,385
13,100	T. Rowe Price Group, Inc.	949,750
6,300	Visa, Inc. Class A	1,061,298

		8,883,382

Health Technology – 8.4%
23,800	AbbVie, Inc.	1,095,990
9,100	Allergan, Inc.	1,033,305
8,800	Amgen, Inc.	917,048
9,200	C. R. Bard, Inc.	914,112
12,200	Johnson & Johnson	1,039,806
20,600	Medtronic, Inc.	961,608
14,100	Pall Corp.	940,611
25,800	Thoratec Corp.*	933,960

		7,836,440

Industrial Services – 2.3%
24,600	Kinder Morgan, Inc.	961,860
16,100	Schlumberger Ltd.	1,198,323

		2,160,183

Process Industries – 5.2%
25,100	Donaldson Co, Inc.	913,138
9,300	Monsanto Co.	993,426
22,700	Packaging Corp. of America	1,079,612
5,500	The Sherwin-Williams Co.	1,007,105
11,700	W.R. Grace & Co.*	902,187

		4,895,468

Producer Manufacturing – 5.1%
5,900	Flowserve Corp.	932,908
13,400	Honeywell International, Inc.	985,436
14,800	Illinois Tool Works, Inc.	955,488
13,500	Nordson Corp.	938,115
10,400	United Technologies Corp.	949,416

		4,761,363

Retail Trade – 6.9%
4,200	Amazon.com, Inc.*	1,066,002
33,500	Lowe’s Cos., Inc.	1,287,070
23,000	Macy’s, Inc.	1,025,800
13,200	The Home Depot, Inc.	968,220
15,700	Wal-Mart Stores, Inc.	1,220,204
9,500	Whole Foods Market, Inc.	839,040

		6,406,336

Technology Services – 15.5%
12,400	ANSYS, Inc.*	1,002,664
14,000	Automatic Data Processing, Inc.	942,760
4,400	Equinix, Inc.*	942,040
16,000	Express Scripts Holding Co.*	949,920
2,700	Google, Inc. Class A*	2,226,339
12,500	International Business Machines Corp.	2,531,750

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
13,500	Intuit, Inc.	$ 805,140
82,400	Microsoft Corp.	2,727,440
45,800	Oracle Corp.	1,501,324
24,600	Paychex, Inc.	895,686

		14,525,063

Transportation – 0.9%
5,700	Union Pacific Corp.	843,372

TOTAL COMMON STOCKS
(Cost $74,437,342)		$89,916,986

Exchange Traded Fund – 3.5%
45,200	iShares Russell 1000 Growth Index Fund
(Cost $3,198,361)		$ 3,294,176

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co.
$487,000	0.010%	05/01/13	$487,000
Maturity Value: $487,000
(Cost $487,000)

TOTAL INVESTMENTS – 100.0%
(Cost $78,122,703)	$93,698,162

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0%)	(28,960)

NET ASSETS – 100.0%	$93,669,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2013. This agreement was fully collateralized by $370,000 U.S. Treasury Bond, 4.500%, due 05/15/38 with a market value of $498,868.

PORTFOLIO COMPOSITION

	AS OF 4/30/2013	AS OF 10/31/2012

Technology Services	15.5%	17.8%
Consumer Non-Durables	13.2	9.6
Electronic Technology	12.7	15.2
Finance	9.5	6.1
Consumer Services	8.4	7.9
Health Technology	8.4	9.8
Retail Trade	6.9	8.5
Process Industries	5.2	4.2
Producer Manufacturing	5.1	5.5
Exchange Traded Fund	3.5	0.2
Distribution Services	3.0	1.2
Communications	2.9	1.8
Industrial Services	2.3	2.2
Commercial Services	1.0	2.3
Consumer Durables	1.0	1.3
Transportation	0.9	2.0
Energy Minerals	0.0	2.9
Non-Energy Minerals	0.0	0.8
Short-term Investment	0.5	0.7

TOTAL INVESTMENTS	100.0%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 94.2%
Commercial Services – 1.8%
67,000	Thomson Reuters Corp.	$ 2,243,830

Communications – 5.0%
80,000	AT&T, Inc.	2,996,800
60,700	Verizon Communications, Inc.	3,272,337

		6,269,137

Consumer Durables – 1.9%
51,000	Hasbro, Inc.	2,415,870

Consumer Non-Durables – 7.4%
64,000	Altria Group, Inc.	2,336,640
23,000	Kimberly-Clark Corp.	2,373,370
28,000	Procter & Gamble Co.	2,149,560
50,500	Reynolds American, Inc.	2,394,710

		9,254,280

Consumer Services – 3.9%
47,000	Darden Restaurants, Inc.	2,426,610
23,500	McDonald’s Corp.	2,400,290

		4,826,900

Distribution Services – 1.9%
67,000	SYSCO Corp.	2,335,620

Electronic Technology – 5.8%
104,000	Intel Corp.	2,490,800
23,500	Lockheed Martin Corp.	2,328,615
31,500	Northrop Grumman Corp.	2,385,810

		7,205,225

Energy Minerals – 12.5%
48,500	Chevron Corp.	5,917,485
80,500	ConocoPhillips	4,866,225
26,100	Exxon Mobil Corp.	2,322,639
27,900	Occidental Petroleum Corp.	2,490,354

		15,596,703

Finance – 18.7%
50,000	Bank of Hawaii Corp.	2,384,500
74,800	BB&T Corp.	2,301,596
9,250	BlackRock, Inc.	2,465,125
38,000	Cullen/Frost Bankers, Inc.	2,295,580
44,500	HCP, Inc.	2,371,850
105,000	JPMorgan Chase & Co.	5,146,050
99,700	Kimco Realty Corp.	2,370,866
107,000	Wells Fargo & Co.	4,063,860

		23,399,427

Health Technology – 9.4%
55,000	Bristol-Myers Squibb Co.	2,184,600
27,500	Johnson & Johnson	2,343,825
76,500	Merck & Co., Inc.	3,595,500
126,000	Pfizer, Inc.	3,662,820

		11,786,745

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 2.0%
60,000	Waste Management, Inc.	$ 2,458,800

Process Industries – 3.8%
45,000	E. I. du Pont de Nemours and Co.	2,452,950
67,500	Sonoco Products Co.	2,365,200

		4,818,150

Producer Manufacturing – 8.9%
41,900	Emerson Electric Co.	2,325,869
107,500	General Electric Co.	2,396,175
108,500	Harsco Corp.	2,368,555
46,900	PACCAR, Inc.	2,334,682
126,100	Pitney Bowes, Inc.	1,723,787

		11,149,068

Retail Trade – 1.9%
176,900	Staples, Inc.	2,342,156

Technology Services – 1.8%
63,500	Paychex, Inc.	2,312,035

Utilities – 7.5%
38,000	Dominion Resources, Inc.	2,343,840
29,000	NextEra Energy, Inc.	2,378,870
71,000	PPL Corp.	2,369,980
47,500	The Southern Co.	2,290,925

		9,383,615

TOTAL COMMON STOCKS
(Cost $99,470,412)		$117,797,561

Exchange Traded Fund – 4.0%
60,000	iShares Russell 1000 Value Index Fund
(Cost $4,800,272)		$ 4,943,400

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.2%
Repurchase Agreement – 1.2%
State Street Bank & Trust Co.
$1,560,000	0.010%	05/01/13	$1,560,000
Maturity Value: $1,560,000
(Cost $1,560,000)

TOTAL INVESTMENTS – 99.4%
(Cost $105,830,684)			$124,300,961

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			733,666

NET ASSETS – 100.0%			$125,034,627

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on April 30, 2013. This agreement was fully collateralized by $1,185,000 U.S. Treasury Bond, 4.500%, due 05/15/38 with a market value of $1,597,726.

PORTFOLIO COMPOSITION

	AS OF 4/30/13	AS OF 10/31/12

Finance	18.7%	20.6%
Energy Minerals	12.5	12.5
Health Technology	9.4	10.7
Producer Manufacturing	8.9	5.7
Utilities	7.5	10.0
Consumer Non-Durables	7.4	11.5
Electronic Technology	5.8	4.1
Communications	5.0	5.6
Exchange Traded Fund	4.0	2.2
Consumer Services	3.9	1.8
Process Industries	3.8	3.6
Industrial Services	2.0	2.0
Consumer Durables	1.9	1.8
Retail Trade	1.9	2.9
Distribution Services	1.9	2.0
Technology Services	1.8	1.9
Commercial Services	1.8	0.0
Short-term Investment	1.2	1.0

TOTAL INVESTMENTS	99.4%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.2%
Commercial Services – 5.0%
21,300	Copart, Inc.*	$ 750,825
12,100	Equifax, Inc.	740,520
13,600	Gartner, Inc.*	786,760
19,900	Iron Mountain, Inc.	753,414

		3,031,519

Communications* – 2.4%
9,100	Crown Castle International Corp.	700,700
9,400	SBA Communications Corp. Class A	742,506

		1,443,206

Consumer Durables – 4.9%
13,500	Harley-Davidson, Inc.	737,775
16,200	Jarden Corp.*	729,162
34,000	LKQ Corp.*	818,720
8,800	Tupperware Brands Corp.	706,640

		2,992,297

Consumer Non-Durables – 4.8%
11,200	Carter’s, Inc.*	732,368
15,200	Dr Pepper Snapple Group, Inc.	742,216
9,300	Mead Johnson Nutrition Co.	754,137
3,900	Ralph Lauren Corp.	708,162

		2,936,883

Consumer Services – 8.5%
13,500	Bally Technologies, Inc.*	719,280
18,700	DISH Network Corp. Class A	732,853
19,000	Dunkin’ Brands Group, Inc.	737,390
16,600	Marriott International, Inc. Class A	714,796
12,400	The Madison Square Garden Co.*	747,348
11,500	Wyndham Worldwide Corp.	690,920
5,800	Wynn Resorts Ltd.	796,340

		5,138,927

Distribution Services – 1.3%
3,100	W.W. Grainger, Inc.	764,057

Electronic Technology – 9.3%
50,000	Cadence Design Systems, Inc.*	690,000
16,000	Harris Corp.	739,200
19,300	Linear Technology Corp.	704,450
19,500	Microchip Technology, Inc.	710,190
17,500	Silicon Laboratories, Inc.*	694,925
4,700	TransDigm Group, Inc.	689,960
19,100	Xilinx, Inc.	724,081
15,200	Zebra Technologies Corp. Class A*	709,080

		5,661,886

Energy Minerals – 1.2%
6,200	Noble Energy, Inc.	702,398

Finance – 5.9%
15,800	American Campus Communities, Inc.	705,312
4,700	Essex Property Trust, Inc.	738,135
6,100	Federal Realty Investment Trust	713,761

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
4,300	IntercontinentalExchange, Inc.*	$ 700,599
9,500	T. Rowe Price Group, Inc.	688,750

		3,546,557

Health Services* – 3.6%
9,600	Covance, Inc.	715,776
6,000	DaVita HealthCare Partners, Inc.	711,900
8,000	Laboratory Corporation of America Holdings	746,880

		2,174,556

Health Technology – 8.1%
7,600	Alexion Pharmaceuticals, Inc.*	744,800
16,800	DENTSPLY International, Inc.	711,480
10,300	Pall Corp.	687,113
10,100	Sirona Dental Systems, Inc.*	742,754
19,300	Thoratec Corp.*	698,660
9,300	Varian Medical Systems, Inc.*	605,802
9,700	Zimmer Holdings, Inc.	741,565

		4,932,174

Industrial Services – 2.5%
13,500	FMC Technologies, Inc.*	733,050
11,100	Oceaneering International, Inc.	778,887

		1,511,937

Process Industries – 8.4%
14,700	Ball Corp.	648,564
17,800	Crown Holdings, Inc.*	759,704
16,400	Packaging Corp. of America	779,984
4,900	PPG Industries, Inc.	720,986
8,936	Sigma-Aldrich Corp.	703,174
4,200	The Sherwin-Williams Co.	769,062
10,800	The Valspar Corp.	689,256

		5,070,730

Producer Manufacturing – 6.6%
16,500	AMETEK, Inc.	671,715
4,300	Flowserve Corp.	679,916
24,200	ITT Corp.	667,920
3,200	Mettler-Toledo International, Inc.*	668,672
7,700	Parker Hannifin Corp.	681,989
14,200	The Toro Co.	639,142

		4,009,354

Retail Trade – 9.8%
16,200	AutoNation, Inc.*	737,262
1,800	AutoZone, Inc.*	736,362
13,700	Fastenal Co.	671,985
34,300	Liberty Interactive Corp. Class A*	730,247
13,200	Nordstrom, Inc.	746,988
6,800	O’Reilly Automotive, Inc.*	729,776
11,300	PetSmart, Inc.	771,112
12,600	Ross Stores, Inc.	832,482

		5,956,214

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – 8.2%
4,600	Alliance Data Systems Corp.*	$ 790,142
14,900	BMC Software, Inc.*	677,652
27,900	CA, Inc.	752,463
59,600	Compuware Corp.*	715,200
15,700	MICROS Systems, Inc.*	665,837
20,500	Paychex, Inc.	746,405
26,500	Total System Services, Inc.	625,930

		4,973,629

Transportation – 2.3%
20,200	Golar LNG Ltd.	675,084
6,600	Kansas City Southern	719,862

		1,394,946

Utilities – 2.4%
34,100	Covanta Holding Corp.	682,000
15,300	ONEOK, Inc.	785,808

		1,467,808

TOTAL COMMON STOCKS
(Cost $46,462,902)		$57,709,078

Exchange Traded Fund – 4.5%
38,600	iShares Russell Midcap Growth Index Fund
(Cost $2,435,018)		$ 2,735,582

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co.
$223,000	0.010%	05/01/13	$223,000
Maturity Value: $223,000
(Cost $223,000)

TOTAL INVESTMENTS – 100.1%
(Cost $49,120,920)			$60,667,660

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(76,024)

NET ASSETS – 100.0%			$60,591,636

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2013. This agreement was fully collateralized by $170,000 U.S. Treasury Bond, 4.500%, due 05/15/38 with a market value of $229,210.

PORTFOLIO COMPOSITION

	AS OF 4/30/13	AS OF 10/31/12

Retail Trade	9.8%	9.0%
Electronic Technology	9.3	8.3
Consumer Services	8.5	7.5
Process Industries	8.4	7.6
Technology Services	8.2	8.7
Health Technology	8.1	8.2
Producer Manufacturing	6.6	7.5
Finance	5.9	7.4
Commercial Services	5.0	4.3
Consumer Durables	4.9	2.7
Consumer Non-Durables	4.8	6.8
Exchange Traded Fund	4.5	2.7
Health Services	3.6	2.4
Industrial Services	2.5	3.9
Utilities	2.4	2.6
Communications	2.4	3.0
Transportation	2.3	2.0
Distribution Services	1.3	1.3
Energy Minerals	1.2	3.2
Short term investment	0.4	1.1

TOTAL INVESTMENTS	100.1%	100.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 10.0%
Auto – 3.1%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$6,621,373
American Credit Acceptance Receivables Trust Series 2012-2, Class A(a)
785,226	1.890	07/15/16	788,397
AmeriCredit Automobile Receivables Trust Series 2011-5, Class A2
1,503,942	1.190	08/08/15	1,507,216
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
518,680	1.180	08/15/17	518,901
CPS Auto Trust Series 2012-B, Class A(a)
2,180,609	2.520	09/16/19	2,216,605
Exeter Automobile Receivables Trust Series 2012-1A, Class A(a)
1,283,601	2.020	08/15/16	1,291,807
Flagship Credit Auto Trust Series 2013-1, Class A(a)
3,490,000	1.320	04/16/18	3,515,781
Ford Credit Auto Lease Trust Series 2011-B, Class A2
485,929	0.820	01/15/14	486,036
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1
2,700,000	1.320	09/15/15	2,709,050
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,100,287
Prestige Auto Receivables Trust Series 2012-1A, Class A2(a)
2,224,400	1.230	12/15/15	2,232,490

			24,987,943

Equipment – 0.7%
Cronos Containers Program Ltd. Series 2013-1A, Class A(a)
1,000,000	3.080	04/18/28	999,993
Global SC Finance SRL Series 2013-1A, Class A(a)
4,380,000	2.980	04/17/28	4,379,721

			5,379,714

Home Equity – 4.7%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.317	05/25/34	1,947,686
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
3,185,194	5.907	06/25/32	3,123,382
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
2,815,915	1.040	10/25/34	2,802,514
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,730,000	0.930	08/25/35	5,032,550
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
971,505	0.400	02/25/37	602,512

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
$ 758,938	4.250%	09/25/33	$766,011
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.199	07/25/34	461,345
Irwin Home Equity Series 2005-A, Class A3(b)
2,166,022	0.580	02/25/34	2,026,156
JP Morgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.432	07/25/36	2,971,092
Lehman XS Trust Series 2005-1, Class 1A4(b)
613,699	0.540	07/25/35	576,975
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
535,828	4.814	11/25/35	529,558
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	960,563
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
1,312,967	3.900	03/25/33	1,314,543
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
3,704,915	5.490	10/25/33	4,072,621
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
384,375	8.350	03/25/25	375,345
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
454,120	7.980	09/25/30	458,252
SACO I Trust Series 2005-7 Class A(b)
46,231	0.760	09/25/35	45,702
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
3,379,279	6.740	07/25/29	2,816,585
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,993,125	1.325	06/25/33	1,938,238
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,799,179	5.250	06/25/35	1,810,290
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
324,537	4.308	09/25/36	332,996
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.450	07/25/36	2,597,706

			37,562,622

Manufactured Housing – 0.9%
Green Tree Financial Corp. Series 1993-4, Class A5
447,478	7.050	01/15/19	453,190
Green Tree Financial Corp. Series 1995-5, Class M1(b)
77,896	7.650	09/15/26	78,325

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1996-4, Class A7(b)
$ 420,266	7.900%	06/15/27	$437,411
Green Tree Financial Corp. Series 1996-6, Class A6
19,994	7.950	09/15/27	20,109
Green Tree Financial Corp. Series 1997-3, Class A6
51,022	7.320	03/15/28	55,853
Green Tree Financial Corp. Series 1998-3, Class A5
2,915,119	6.220	03/01/30	3,184,622
Green Tree Financial Corp. Series 1998-3, Class A6(b)
364,106	6.760	03/01/30	399,280
Lehman Manufactured Housing Contract Series 2001-B, Class A3
284,212	4.350	04/15/40	299,590
Mid-State Trust Series 11, Class A1
331,177	4.864	07/15/38	353,989
Newcastle Investment Trust Series 2011-MH1, Class A(a)
1,944,915	2.450	12/10/33	1,986,441
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
19,715	7.650	04/15/27	19,660
Origen Manufactured Housing Series 2005-B, Class A3
202,158	5.605	05/15/22	206,346

			7,494,816

Asset Backed Securities – Other(a) – 0.1%
New York City Tax Lien Series 2011-AA, Class A
601,034	1.990	12/10/24	601,695

Student Loans – 0.5%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
865,200	1.026	10/30/45	853,952
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,220,647

			4,074,599

TOTAL ASSET-BACKED SECURITIES
(Cost $74,916,658)			$80,101,389

Municipal Bond Obligations – 13.1%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$1,394,339

California – 2.5%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	5,112,040
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	1,802,418
11,420,000	0.000	09/01/43	1,791,227

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
$ 3,000,000	6.507%	08/01/43	$4,077,690
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,110,485
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	2,760,494
12,290,000	0.000	08/01/39	2,605,849

			20,260,203

District of Columbia – 0.7%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,953,250

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,287,800

Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,772,031

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,277,782
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,239,590

			2,517,372

Indiana – 0.9%
Indiana Bond Bank Revenue Bonds Taxable School Severance Funding Series 2006-11 (XLCA)
2,190,000	5.650	07/15/13	2,213,455
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,073,550

			7,287,005

Iowa – 0.3%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
2,000,000	3.500	12/01/15	2,082,160

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,145,780

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
$ 1,500,000	5.875%	05/01/22	$1,725,600

Missouri – 1.8%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,381,675
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,197,640
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,679,837
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,335,864
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,578,129
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,999,278

			14,172,423

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,894,079

New Jersey – 0.3%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,032,830
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,352,013

			2,384,843

New York – 1.3%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,372,760
1,055,000	5.008	06/01/22	1,262,993
New York Housing Development Corporation Multy-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,620,462
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,332,847

			10,589,062

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – 0.6%
Ohio State GO Build America Bonds Series 2010
$ 2,500,000	3.000%	11/01/18	$2,734,400
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,283,753

			5,018,153

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,920,760

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	1,202,520
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	3,696,956

			4,899,476

Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series B (AGM)
710,000	4.960	07/15/14	737,796
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,412,372

			3,150,168

South Carolina – 0.8%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
5,045,000	4.000	07/01/34	5,458,942
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Taxable Series B
1,150,000	7.308	01/01/14	1,202,463

			6,661,405

Washington – 0.3%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,116,200

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $90,660,186)			$105,232,109

Mortgage-Backed Obligations – 20.1%
Collateralized Mortgage Obligations – 15.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 2,701,573	2.765%	04/25/35	$2,723,305

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
$ 3,242,136	6.000%	02/25/34	$3,324,289
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
1,944,318	5.500	11/25/20	1,997,265
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
378,944	6.000	04/25/36	388,325
BCAP LLC Trust Series 2006-RR1, Class PE
5,000,000	5.000	11/25/36	5,154,920
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,847,349	2.753	11/25/35	2,368,206
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
768,498	5.750	01/25/34	799,349
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
637,319	5.500	11/25/33	665,972
Citicorp Mortgage Securities, Inc. Series 2004-2, Class A6
2,207,000	5.000	03/25/34	2,250,348
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
77,321	5.500	08/25/21	78,285
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,687,637	6.750	08/25/34	1,798,017
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,351,182	3.114	12/25/35	1,095,262
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
583,501	5.402	04/25/37	486,929
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
1,263,351	5.750	09/25/21	1,304,814
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
2,472,208	0.550	07/25/36	2,340,491
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
407,010	5.500	07/25/36	411,863
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
696,886	5.250	09/25/19	712,332
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
300,654	4.750	12/25/18	301,283
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
208,447	6.500	08/25/32	208,313
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
563,324	6.000	07/25/37	509,029
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
1,411,455	5.500	08/25/33	1,476,829
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
685,017	4.750	01/25/19	703,077

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2005-27, Class 2A1
$ 2,167,846	5.500%	12/25/35	$2,003,968
Countrywide Home Loans Trust Series 2005-6, Class 2A1
630,119	5.500	04/25/35	625,690
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,562,599	0.740	03/25/35	2,418,460
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
729,885	5.250	07/25/33	745,936
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
8,395,185	5.500	07/25/35	8,775,201
FHLMC REMIC PAC Series 1579, Class PM
266,539	6.700	09/15/23	300,994
FHLMC REMIC PAC Series 2103, Class TE
218,365	6.000	12/15/28	242,740
FHLMC REMIC PAC Series 2110, Class PG
999,605	6.000	01/15/29	1,109,279
FHLMC REMIC Series 2391, Class Z
2,636,669	6.000	12/15/31	2,928,578
FHLMC REMIC Series 2508, Class OY
525,372	4.500	10/15/17	549,971
FHLMC REMIC Series 2603, Class C
1,400,375	5.500	04/15/23	1,557,123
FHLMC REMIC Series 2677, Class BC
486,888	4.000	09/15/18	514,119
FHLMC REMIC Series 2866, Class DH
1,203,712	4.000	09/15/34	1,284,707
FHLMC REMIC Series 2890, Class KB
1,615,869	4.500	02/15/19	1,644,805
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,119,027	6.000	01/25/35	1,172,329
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
3,441,063	5.500	05/25/35	3,197,962
FNMA REMIC FNIC PAC Series 2001-45, Class WG
405,428	6.500	09/25/31	468,243
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,661,407
FNMA REMIC PAC Series 2003-14, Class AP
201,385	4.000	03/25/33	216,678
FNMA REMIC PAC Series 2004-53, Class NC
1,699,159	5.500	07/25/24	1,889,124
FNMA REMIC Series 2002-73, Class OE
1,565,705	5.000	11/25/17	1,694,107
FNMA REMIC Series 2002-82, Class XE
1,363,813	5.000	12/25/17	1,455,273
FNMA REMIC Series 2003-83, Class PG
312,952	5.000	06/25/23	335,469

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2003-84, Class PG
$ 247,006	5.000%	03/25/32	$254,011
FNMA Series 2003-W6, Class 2A32
245,602	6.500	09/25/42	287,299
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,597,918	0.540	12/25/34	1,492,898
Impac CMB Trust Series 2003-2F, Class A(b)
1,362,459	5.730	01/25/33	1,389,228
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,692,239	0.840	09/25/34	2,597,693
Impac CMB Trust Series 2004-4, Class 2A2(c)
4,174,830	4.862	09/25/34	4,189,082
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
846,030	4.547	08/25/34	871,566
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,456,283	6.000	03/25/36	2,207,830
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
821,216	5.499	04/25/37	764,712
Master Alternative Loans Trust Series 2004-4, Class 1A1
427,059	5.500	05/25/34	448,343
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,069,030	6.500	05/25/34	2,207,568
Master Alternative Loans Trust Series 2004-9, Class A6(c)
2,139,949	5.143	08/25/34	2,185,254
Master Asset Securitization Trust Series 2003-10, Class 3A1
236,363	5.500	11/25/33	249,281
Master Asset Securitization Trust Series 2003-7, Class 1A1
567,364	5.500	09/25/33	598,216
Master Asset Securitization Trust Series 2004-3, Class 5A1
40,087	6.250	01/25/32	40,542
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
144,310	5.250	08/25/36	145,433
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
678,249	1.853	03/25/33	625,677
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,129,062	5.579	11/25/35	3,004,963
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
2,754,403	6.000	08/25/37	2,553,645
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,559,272	2.450	05/25/38	1,477,521
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
2,183,169	6.106	11/25/21	2,011,482
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
123,699	5.131	07/25/35	125,642

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
$ 1,834,449	4.750%	04/25/33	$1,866,671
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
3,636,728	5.750	02/25/34	3,799,759
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
540,874	0.700	07/25/35	449,866
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
656,933	6.000	07/25/32	656,444
Residential Asset Securitization Trust Series 2004-A6, Class A1
1,595,681	5.000	08/25/19	1,640,805
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
389,868	6.000	05/25/33	411,025
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
517,547	5.500	11/25/35	492,131
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
1,531,315	5.750	12/25/35	1,500,031
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
1,210,317	5.500	12/25/21	1,257,552
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
1,026,253	0.509	11/20/34	1,007,455
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,757,173	2.666	10/25/34	1,717,602
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
597,912	2.600	04/25/34	588,384
Structured Asset Securities Corp. Series 2003-20, Class 1A1
1,794,440	5.500	07/25/33	1,876,810
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,017,824	2.591	10/25/33	1,031,282
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,617,793	2.758	11/25/33	1,625,945
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
850,546	2.820	11/25/33	848,739
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
2,394,675	5.710	06/25/34	2,411,610
Structured Asset Securities Corp. Series 2005-6, Class 5A2
246,505	5.000	05/25/35	250,572
Structured Asset Securities Corp. Series 2005-6, Class 5A4
309,149	5.000	05/25/35	313,098
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
1,149,482	5.500	06/25/20	1,187,828

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
$ 224,746	5.250%	01/25/20	$232,323
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
917,365	2.613	09/25/35	890,131
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
153,434	6.000	10/25/36	10,413
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
882,566	5.250	03/25/37	929,749

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $108,947,524)			$126,614,777

Commercial Mortgage Obligations – 3.1%
Commercial Mortgage Trust Series 2012-CR2, Class A2
$ 1,775,000	2.025%	08/15/45	$1,836,557
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	1,022,007
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,108,256
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868	11/15/45	3,083,352
Morgan Stanley Capital I Series 2011-C3, Class A1
4,346,903	2.178	07/15/49	4,448,747
Small Business Administration Series 2006-P10B, Class 1
1,038,855	5.681	08/10/16	1,132,170
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
5,028,877	1.524	01/10/45	5,099,477
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
2,360,476	2.501	02/15/44	2,411,647
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
3,664,305	1.607	06/15/44	3,718,013

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $24,249,416)			$24,860,226

Mortgage-Backed Pass-Through Obligations – 1.3%
FHLMC
$ 4,584	6.000%	12/01/13	$4,989
23,871	8.500	02/01/19	24,448
54,027	8.500	03/01/21	59,182
424,242	7.000	05/01/26	503,199
8,795	7.000	10/01/30	10,431
61,887	7.500	12/01/30	75,719
126,154	7.500	01/01/31	154,805
208,047	7.000	08/01/31	245,419
2,497,522	5.000	05/01/33	2,805,274
478,676	2.354 (b)	05/01/34	508,575
576,667	2.729 (b)	01/01/36	617,214
FNMA
8,003	6.000	12/01/13	8,238
3,283	6.500	07/01/14	3,305
29,813	9.000	11/01/21	32,577
71,423	9.000	02/01/25	82,935
15,391	6.500	03/01/26	17,944
21,065	8.000	07/01/28	23,974
79,529	6.500	10/01/28	93,454

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 64,502	2.330	%(b)	12/01/28	$65,972
66,129	6.000		07/01/29	73,938
55,216	7.500		09/01/29	63,787
62,775	7.000		03/01/31	75,103
24,773	7.500		03/01/31	29,430
85,722	7.000		11/01/31	102,498
193,863	7.000		01/01/32	231,803
460,825	6.000		12/01/32	517,262
65,520	1.912	(b)	02/01/33	68,620
608,645	5.000		07/01/33	663,215
507,422	2.865	(b)	10/01/34	542,395
729,054	5.089	(b)	02/01/35	784,647
GNMA
152,092	8.000		02/15/22	173,649
66,965	7.500		08/20/25	83,453
276,909	7.500		07/20/26	345,667
258,135	6.500		04/15/31	306,269
239,468	6.500		05/15/31	284,122
1,093,344	5.500		04/15/33	1,215,596

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $9,757,332)				$10,899,108

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $142,954,272)				$162,374,111

Corporate Obligations – 44.2%
Aerospace/Defense – 1.1%
General Dynamics Corp.
$ 2,900,000	1.000%		11/15/17	$2,887,463
Goodrich Corp.
1,000,000	4.875		03/01/20	1,177,369
Lockheed Martin Corp.
1,972,000	6.150		09/01/36	2,511,946
United Technologies Corp.
2,000,000	5.700		04/15/40	2,596,268

				9,173,046

Auto Manufacturers(a) – 0.4%
Daimler Finance NA LLC
3,000,000	2.300		01/09/15	3,064,362

Beverages – 0.8%
Anheuser-Busch Cos., Inc.
1,500,000	5.600		03/01/17	1,743,232
Anheuser-Busch InBev Finance, Inc.
1,500,000	0.800		01/15/16	1,506,492
PepsiCo, Inc.
2,500,000	4.500		01/15/20	2,911,320

				6,161,044

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,670,590

Chemicals – 0.7%
FMC Corp.
3,000,000	5.200		12/15/19	3,481,539
Sigma-Aldrich Corp.
2,000,000	3.375		11/01/20	2,150,800

				5,632,339

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – 3.6%
Bank of Montreal(a)
$ 2,000,000	1.950%	01/30/17	$2,086,800
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,067,894
2,000,000	5.125	01/08/20	2,336,500
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,571,360
Credit Suisse New York
1,500,000	5.000	05/15/13	1,502,343
3,000,000	5.400	01/14/20	3,435,966
KeyBank NA
2,540,000	5.800	07/01/14	2,689,786
National Bank of Canada
3,100,000	1.450	11/07/17	3,100,267
PNC Bank NA
2,500,000	2.950	01/30/23	2,519,885
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,184,360
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,339,872

			28,835,033

Commercial Services – 0.2%
The ADT Corp.
2,000,000	2.250	07/15/17	2,025,028

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,912,043

Computers – 0.2%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	2,039,592

Consumer Services – 0.2%
eBay, Inc.
2,000,000	1.625	10/15/15	2,050,718

Diversified Manufacturing – 1.0%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,749,719
KOC Holding AS(a)
2,350,000	3.500	04/24/20	2,335,312
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,194,970

			8,280,001

Electric – 2.9%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	2,085,292
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,557,027
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,697,828

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Exelon Generation Co. LLC
$ 1,470,000	5.350%		01/15/14	$1,518,804
PacifiCorp
2,400,000	5.650		07/15/18	2,926,215
2,000,000	3.850		06/15/21	2,260,702
900,000	6.100		08/01/36	1,200,427
Public Service Co. of Colorado
2,000,000	3.600		09/15/42	1,970,650
San Diego Gas & Electric Co.
1,585,000	5.300		11/15/15	1,773,675
Southern California Edison Co.
3,000,000	5.500		03/15/40	3,840,663
The Connecticut Light & Power Co.
415,000	5.650		05/01/18	498,062

				23,329,345

Financial – 12.8%
American Honda Finance Corp.(a)
1,500,000	1.500		09/11/17	1,518,522
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700		12/01/15	7,020,582
Bank of America Corp.
2,000,000	3.700		09/01/15	2,106,800
2,000,000	5.700		01/24/22	2,383,792
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,252,350
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,739,140
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,213,917
3,000,000	5.875		03/15/21	3,546,072
Capital One Financial Corp.
1,000,000	1.000		11/06/15	997,261
Citigroup, Inc.
2,750,000	6.010		01/15/15	2,979,169
CME Group, Inc.
1,685,000	3.000		09/15/22	1,721,644
CNA Financial Corp.
2,215,000	7.350		11/15/19	2,823,828
Discover Bank/Greenwood DE
3,375,000	2.000		02/21/18	3,409,290
Ford Motor Credit Co. LLC
3,550,000	6.625		08/15/17	4,173,046
General Electric Capital Corp.
2,000,000	5.625		05/01/18	2,378,790
1,600,000	6.250	(b)	12/15/49	1,768,851
Hyundai Capital America(a)
2,000,000	1.625		10/02/15	2,003,012
3,250,000	3.750		04/06/16	3,433,758
Invesco Finance PLC
2,330,000	3.125		11/30/22	2,398,118

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Jefferies Group, Inc.
$ 1,600,000	3.875%	11/09/15	$1,682,912
JPMorgan Chase & Co.
2,000,000	4.350	08/15/21	2,245,772
KKR Group Finance Co II LLC(a)
2,900,000	5.500	02/01/43	2,886,263
Merrill Lynch & Co., Inc.
2,250,000	6.400	08/28/17	2,647,640
1,270,000	6.875	04/25/18	1,543,931
1,270,000	6.500	07/15/18	1,521,144
Metropolitan Life Insurance Co.(a)
6,770,000	7.700	11/01/15	7,765,474
Morgan Stanley & Co.
600,000	6.625	04/01/18	719,287
2,500,000	4.875	11/01/22	2,694,953
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,807,195
Novus USA Trust 2013-1(a)(b)
3,000,000	1.587	02/28/14	3,000,000
NYSE Euronext
1,250,000	2.000	10/05/17	1,283,240
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,871,233
Royal Bank of Canada
3,390,000	2.625	12/15/15	3,559,710
Scottrade Financial Services, Inc.(a)
1,035,000	6.125	07/11/21	1,075,363
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,900,337
The Bank of New York Mellon Corp.
1,000,000	0.700	10/23/15	1,002,820
2,000,000	2.400	01/17/17	2,097,388
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,155,007
Toyota Motor Credit Corp.
2,000,000	1.750	05/22/17	2,055,562
Wells Fargo & Co.
1,565,000	3.450	02/13/23	1,596,913

			102,980,086

Food – 1.0%
Danone SA(a)
2,700,000	3.000	06/15/22	2,795,391
Mondelez International
1,000,000	6.875	02/01/38	1,383,655
Pernod-Ricard SA(a)
3,000,000	5.750	04/07/21	3,607,491

			7,786,537

Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.
2,650,000	5.375	06/01/18	3,160,525

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Technology – 0.3%
Becton, Dickinson & Co.
$ 2,000,000	3.250%	11/12/20	$2,155,700

Healthcare-Services – 0.3%
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,485,402

Household Products – 0.6%
Church & Dwight Co., Inc.
3,800,000	2.875	10/01/22	3,856,472
Stanley Black & Decker, Inc.
1,050,000	2.900	11/01/22	1,070,577

			4,927,049

Industrial – 0.4%
Joy Global, Inc.
1,800,000	5.125	10/15/21	2,044,042
Receipts on Corporate Securities Trust NSC-1998-1
1,481,316	6.375	05/15/17	1,514,646

			3,558,688

Insurance – 3.3%
Aegon NV
2,650,000	4.625	12/01/15	2,882,437
American International Group, Inc.
1,000,000	3.650	01/15/14	1,021,015
2,000,000	4.875	09/15/16	2,226,486
1,000,000	5.450	05/18/17	1,144,686
Assurant, Inc.
3,775,000	2.500	03/15/18	3,802,954
Genworth Financial, Inc.
2,008,000	8.625	12/15/16	2,455,810
2,000,000	7.625	09/24/21	2,508,326
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,161,240
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,429,340
2,100,000	5.000	06/01/21	2,379,128
Symetra Financial Corp.(a)
3,535,000	6.125	04/01/16	3,912,700

			26,924,122

Media Non-Cable – 0.5%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2,875,000	1.750	01/15/18	2,876,524
The Interpublic Group of Cos., Inc.
1,000,000	2.250	11/15/17	1,007,401

			3,883,925

Metals & Mining – 1.1%
Freeport-McMoRan Copper & Gold, Inc.(a)
1,000,000	2.375	03/15/18	1,007,188
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,469,254

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – (continued)
Rio Tinto Finance USA PLC
$ 3,000,000	1.625%	08/21/17	$3,040,881
Teck Resources Ltd.
1,000,000	3.150	01/15/17	1,047,072

			8,564,395

Oil & Gas – 2.4%
Apache Corp.
1,360,000	7.375	08/15/47	1,906,738
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,186,282
BP Capital Markets PLC
3,500,000	1.700	12/05/14	3,566,325
3,530,000	3.875	03/10/15	3,740,578
Tosco Corp.
2,095,000	8.125	02/15/30	3,149,881
Valero Energy Corp.
2,980,000	6.125	06/15/17	3,544,194

			19,093,998

Pharmaceuticals – 1.1%
AbbVie, Inc.(a)
2,200,000	1.750	11/06/17	2,232,754
AstraZeneca PLC
3,000,000	1.950	09/18/19	3,058,248
Express Scripts Holding Co.
3,025,000	3.500	11/15/16	3,258,657

			8,549,659

Pipelines – 0.5%
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	3,074,172
ONEOK Partners LP
875,000	8.625	03/01/19	1,165,152

			4,239,324

Real Estate – 2.4%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,376,650
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,238,150
National Retail Properties, Inc.
1,615,000	3.800	10/15/22	1,695,007
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,544,859
ProLogis LP
2,000,000	6.125	12/01/16	2,311,332
Realty Income Corp.
2,000,000	2.000	01/31/18	2,019,702
Simon Property Group LP
1,000,000	6.750	05/15/14	1,047,344
2,000,000	4.200	02/01/15	2,105,698

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – (continued)
Ventas Realty LP / Ventas Capital Corp.
$ 3,000,000	4.750%	06/01/21	$3,380,613
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,647,550

			19,366,905

Retail – 1.0%
Amazon.com, Inc.
3,830,000	1.200	11/29/17	3,825,235
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	1,052,988
Staples, Inc.
1,500,000	2.750	01/12/18	1,542,759
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,700,515

			8,121,497

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,127,528

Telecommunications – 1.2%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,410,067
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,262,652
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,733,014
Vodafone Group PLC
1,000,000	1.500	02/19/18	1,003,319

			9,409,052

Trucking & Leasing(a) – 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2,000,000	3.125	05/11/15	2,079,506

Utilities – 1.1%
GTE Corp.
5,310,000	6.840	04/15/18	6,563,994
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,702,868

			9,266,862

Yankee – 1.5%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	773,580
955,000	5.250	12/15/15	1,066,378
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,646,242
UBS AG
7,335,000	7.375	06/15/17	8,489,243

			11,975,443

TOTAL CORPORATE OBLIGATIONS
(Cost $329,555,074)			$355,829,344

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – 9.6%
FFCB
$ 5,000,000	2.625%	04/17/14	$5,118,530
6,135,000	4.500	05/06/14	6,404,529
2,860,000	5.190	04/22/21	3,624,587
FHLB
5,000,000	4.500	09/16/13	5,082,265
7,000,000	3.625	10/18/13	7,113,008
2,650,000	7.125	02/15/30	4,118,558
FHLMC
6,750,000	1.000	07/30/14	6,820,207
3,000,000	0.625	12/29/14	3,019,482
2,860,000	2.875	02/09/15	2,992,710
2,500,000	5.000	02/16/17	2,914,608
5,500,000	5.500	08/23/17	6,635,915
3,000,000	4.875	06/13/18	3,601,857
FNMA
4,500,000	5.000	02/13/17	5,257,021
3,000,000	5.000	05/11/17	3,527,457
6,000,000	5.375	06/12/17	7,162,590
Tennessee Valley Authority
2,187,017	4.929	01/15/21	2,528,628
1,247,443	5.131	01/15/21	1,476,661

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,426,875)			$77,398,613

U.S. Treasury Obligations – 1.1%
United States Treasury Bond
$ 3,000,000	3.500%	02/15/39	$3,398,436
United States Treasury Note
5,000,000	2.750	11/30/16	5,414,060

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,399,837)			$8,812,496

Shares	Description	Rate	Value
Investment Company – 0.7%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.620%	$5,551,539
(Cost $3,961,043)

Short-term Investment(e) – 0.9%
Repurchase Agreement – 0.9%
State Street Bank & Trust Co.
$ 7,037,000	0.010%	05/01/13	$7,037,000
Maturity Value: $7,037,002
(Cost $7,037,000)

TOTAL INVESTMENTS – 99.7%
(Cost $726,910,945)			$802,336,601

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			2,191,058

NET ASSETS – 100.0%			$804,527,659

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $100,504,614, which represents approximately 12.5% of net assets as of April 30, 2013.
(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2013.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on April 30, 2013. This agreement was fully collateralized by $5,325,000 U.S. Treasury Bond, 4.500%, due 05/15/38 with a market value of $7,179,655.

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
CMB	—Collateralized Mortgage-Backed Obligation
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/13	AS OF 10/31/12

Corporate Obligations	44.2%	37.0%
Collateralized Mortgage Obligations	18.7	20.9
Municipal Bond Obligations	13.1	12.9
Asset-Backed Securities	10.1	10.1
U.S. Government Agency Obligations	9.6	12.1
Mortgage-Backed Pass-Through Obligations	1.3	1.6
U.S. Treasury Obligations	1.1	1.1
Investment Companies	0.7	0.7
Commercial Mortgage Obligations	0.0	0.2
Short-term Investment	0.9	3.1

TOTAL INVESTMENTS	99.7%	99.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	19

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.0%
Commercial – 0.4%
Small Business Administration Series 2006-P10B, Class 1
$ 415,542	5.681%	08/10/16	$452,868

Home Equity(a) – 2.6%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.650	04/25/34	761,472
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,155,517	1.100	08/25/44	1,144,632
Lehman XS Trust Series 2005-7N, Class 1A1A
267,443	0.470	12/25/35	234,996
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
533,617	1.280	03/25/33	520,779
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
295,461	1.600	07/25/34	276,355

			2,938,234

TOTAL ASSET-BACKED SECURITIES
(Cost $2,755,279)			$3,391,102

Mortgage-Backed Obligations – 21.8%
Collateralized Mortgage Obligations – 19.5%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 7,935	6.000%	10/25/33	$7,944
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
387,226	2.765	04/25/35	390,340
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
222,866	5.010	10/25/34	230,487
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
353,561	6.000	02/25/34	362,519
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
598,291	3.176	11/25/33	598,174
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
41,928	5.677	09/20/34	44,148
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
273,963	5.214	11/25/34	271,370
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
247,446	5.500	11/25/33	258,572
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
51,459	4.750	08/25/34	53,305
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
194,470	2.848	09/25/34	194,664
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
11,222	5.250	12/25/33	11,206

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
$ 279,747	5.375%	01/25/35	$283,844
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
180,108	4.750	12/25/18	180,485
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
69,050	5.500	08/25/33	72,248
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
161,762	5.000	02/25/18	165,319
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
272,281	2.917	11/19/33	262,309
FHLMC REMIC PAC Series 023, Class PK
276,374	6.000	11/25/23	315,707
FHLMC REMIC PAC Series 041, Class F
20,050	10.000	05/15/20	21,117
FHLMC REMIC PAC Series 159, Class H
21,207	4.500	09/15/21	22,194
FHLMC REMIC PAC Series 2022, Class PE
56,598	6.500	01/15/28	64,760
FHLMC REMIC PAC Series 2109, Class PE
131,404	6.000	12/15/28	145,459
FHLMC REMIC PAC Series 2345, Class PQ
16,591	6.500	08/15/16	17,051
FHLMC REMIC PAC Series 2836, Class PX
204,287	4.000	05/15/18	206,851
FHLMC REMIC PAC Series 3841, Class ED
210,273	3.000	07/15/38	213,355
FHLMC REMIC Series 2830, Class DA
94,820	5.000	07/15/19	99,354
FHLMC REMIC Series 2972, Class CA
153,638	4.500	05/15/20	159,860
FHLMC REMIC Series 3131, Class BA
21,297	5.500	11/15/24	21,492
FHLMC REMIC Series 3146, Class GA
34,471	5.500	11/15/24	34,958
FHLMC REMIC Series 3634, Class BJ
188,012	3.000	08/15/27	191,207
FHLMC REMIC Series 3816, Class HA
1,074,644	3.500	11/15/25	1,183,893
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
22,332	0.000	06/25/22	20,930
FNMA REMIC PAC Series 1992-129, Class L
123,908	6.000	07/25/22	138,166
FNMA REMIC PAC Series 1998-36, Class J
30,656	6.000	07/18/28	31,831
FNMA REMIC PAC Series 2001-71, Class MB
98,719	6.000	12/25/16	104,838
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	678,581

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 2003-14, Class AP
$ 270,770	4.000%	03/25/33	$291,332
FNMA REMIC Series 1991-137, Class H
56,426	7.000	10/25/21	63,962
FNMA REMIC Series 1993-182, Class FA(a)
21,026	1.080	09/25/23	21,525
FNMA REMIC Series 2003-33, Class LD
101,244	4.250	09/25/22	101,628
FNMA REMIC Series 2007-38, Class B
66,546	6.000	11/25/33	67,982
FNMA REMIC Series 2007-B2, Class AB
253,169	5.500	12/25/20	254,776
FNMA Series 2003-W17, Class 1A6
19,381	5.310	08/25/33	19,787
GNMA Series 2001-53, Class F(a)
12,981	0.549	10/20/31	13,019
GNMA Series 2010-124, Class A
882,378	3.848	10/16/32	904,886
GSR Mortgage Loan Trust Series 2003-6F, Class A1
174,350	3.000	09/25/32	173,041
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
339,037	5.500	03/25/19	352,623
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
571,194	0.640	05/25/35	531,494
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,069,615	2.776	01/25/36	917,831
Impac CMB Trust Series 2003-2F, Class A(a)
843,427	5.730	01/25/33	859,998
Impac CMB Trust Series 2003-8, Class 2A1(a)
290,976	1.100	10/25/33	290,165
Impac CMB Trust Series 2004-7, Class 1A1(a)
188,004	0.940	11/25/34	181,541
Impac CMB Trust Series 2005-2, Class 2A2(a)
322,773	0.600	04/25/35	316,552
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,440,472	0.550	05/25/36	1,422,005
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
279,755	2.852	10/25/34	278,783
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
438,593	2.670	04/21/34	455,424
Master Alternative Loans Trust Series 2004-9, Class A6(c)
453,929	5.143	08/25/34	463,539
Master Asset Securitization Trust Series 2004-3, Class 5A1
19,063	6.250	01/25/32	19,279
MortgageIT Trust Series 2005-1, Class 1A1(a)
2,148,441	0.520	02/25/35	2,097,182
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
961,436	0.630	03/25/33	935,780

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
$ 75,685	3.597%	09/25/34	$74,723
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
231,141	4.750	04/25/34	239,893
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
60,610	5.000	05/25/18	62,570
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
746,414	4.500	04/25/19	770,673
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
14,532	6.250	12/25/23	15,009
Sequoia Mortgage Trust Series 10, Class 1A(a)
124,501	0.999	10/20/27	121,731
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
275,446	0.859	06/20/33	271,940
Structured Asset Securities Corp. Series 2003-20, Class 1A1
469,001	5.500	07/25/33	490,530
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
923,343	2.591	10/25/33	935,551
Vendee Mortgage Trust Series 1996-2, Class 1Z
181,894	6.750	06/15/26	214,718
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
330,705	5.000	05/25/18	338,875
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
342,247	5.750	09/25/18	352,968

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,086,082)			$21,981,853

Commercial Mortgage Obligation – 0.4%
GNMA Series 2009-65, Class AF
$ 448,439	4.000%	07/20/39	$486,936
(Cost $470,861)

Mortgage-Backed Pass-Through Obligations – 1.9%
FHLMC
50,058	5.500	08/01/17	53,518
105,599	5.500	09/01/21	113,954
48,888	6.000	10/01/23	54,425
117,349	5.000	05/01/27	127,005
FNMA
62,108	10.500	11/01/15	66,883
31,467	6.000	07/01/16	33,312
209,502	5.500	05/01/19	224,073
207,600	5.500	06/01/20	222,039
2,379	9.000	07/01/24	2,387
7,633	2.330 (a)	12/01/28	7,807
25,976	7.000	11/01/31	31,060
370,038	6.000	07/01/33	417,786

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FNMA – (continued)
$ 457,011	2.663	%(a)	02/01/34	$486,172
236,608	2.865	(a)	10/01/34	252,915
GNMA
5,779	8.000		07/15/17	5,798
320	2.000	(a)	11/20/24	335
711	3.000	(a)	12/20/24	748
11,672	1.750	(a)	04/20/26	12,249
11,111	1.750	(a)	08/20/26	11,632
13,006	1.625	(a)	01/20/28	13,568

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $2,036,455)				$2,137,666

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $20,593,398)				$24,606,455

U.S. Government Agency Obligations – 63.3%
FFCB
$1,000,000	3.875%		10/07/13	$1,016,283
2,600,000	2.625		04/17/14	2,661,636
1,170,000	3.000		09/22/14	1,216,178
150,000	4.700		08/10/15	164,704
250,000	7.000		09/01/15	287,601
500,000	6.125		12/29/15	576,271
FHLB
1,500,000	5.125		08/14/13	1,521,687
1,000,000	3.625		10/18/13	1,016,144
1,300,000	1.375		05/28/14	1,316,830
1,560,000	5.250		06/18/14	1,650,092
1,000,000	5.250		09/12/14	1,067,687
2,500,000	5.000		12/21/15	2,803,577
1,000,000	0.580		01/09/17	1,000,450
1,750,000	1.500	(c)	12/20/24	1,751,318
FHLMC
2,000,000	4.500		07/15/13	2,018,206
1,560,000	2.500		01/07/14	1,585,568
1,600,000	2.500		04/23/14	1,637,080
790,000	5.000		07/15/14	835,826
1,000,000	4.500		01/15/15	1,072,469
1,200,000	2.875		02/09/15	1,255,682
2,600,000	1.750		09/10/15	2,686,778
1,300,000	5.300		12/01/15	1,460,425
2,250,000	2.500		05/27/16	2,391,536
1,000,000	1.250		05/12/17	1,026,334
1,200,000	1.200		06/06/17	1,212,070
1,150,000	1.000		07/28/17	1,166,399
830,000	1.500		11/30/18	839,258
FNMA
1,600,000	2.500		05/15/14	1,638,766
1,500,000	0.875		08/28/14	1,513,404
2,000,000	3.000		09/16/14	2,078,388
1,250,000	4.625		10/15/14	1,330,066

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA – (continued)
$2,000,000	2.625%		11/20/14	$2,075,570
1,800,000	5.000		04/15/15	1,965,760
2,450,000	2.375		07/28/15	2,562,433
1,000,000	4.375		10/15/15	1,098,238
1,350,000	2.125	(c)	10/21/15	1,406,346
2,000,000	1.625		10/26/15	2,062,652
1,170,000	0.750		03/11/16	1,177,253
1,800,000	5.000		03/15/16	2,036,770
1,500,000	1.250		09/28/16	1,538,427
1,000,000	2.125		12/13/16	1,010,906
2,000,000	1.125		04/27/17	2,040,606
1,175,000	0.500	(c)	06/27/17	1,176,592
1,200,000	1.000		09/20/17	1,203,228
1,200,000	0.625	(c)	09/27/17	1,202,569
1,200,000	0.500	(c)	11/27/17	1,202,074
1,175,000	0.800	(c)	01/29/18	1,180,790
1,000,000	0.875		02/08/18	1,004,700
1,000,000	1.500		04/24/18	1,020,181
389,000	2.500		12/27/24	389,969
500,000	1.500	(c)	05/24/27	500,337

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $71,673,939)				$71,654,114

U.S. Treasury Obligations – 9.0%
United States Treasury Inflation Indexed Notes
$ 839,910	2.625%		07/15/17	$996,540
861,080	1.375		07/15/18	997,508
864,848	2.125		01/15/19	1,044,709
858,664	1.375		01/15/20	1,015,504
United States Treasury Notes
1,200,000	1.750		03/31/14	1,217,672
1,700,000	2.375		10/31/14	1,755,515
1,200,000	2.250		01/31/15	1,242,844
1,800,000	2.125		05/31/15	1,870,735

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,966,669)				$10,141,027

Short-term Investment(e) – 2.5%
Repurchase Agreement – 2.5%
State Street Bank & Trust Co.
$2,844,000	0.010%		05/01/13	$2,844,000
Maturity Value: $2,844,001
(Cost $2,844,000)

TOTAL INVESTMENTS – 99.6%
(Cost $107,833,285)				$112,636,698

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%				473,693

NET ASSETS – 100.0%				$113,110,391

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2013.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $276,355, which represents approximately 0.2% of net assets as of April 30, 2013.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on April 30, 2013. This agreement was fully collateralized by $2,155,000 U.S. Treasury Bond, 4.500%, due 05/15/38 with a market value of $2,905,569.

Investment Abbreviations:
CMB	—CollateralizedMortgage-Backed Obligation
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/13	AS OF 10/31/12

U.S. Government Agency Obligations	63.3%	59.1%
Collateralized Mortgage Obligations	19.5	21.6
U.S. Treasury Obligations	9.0	7.9
Asset-Backed Securities	3.0	2.8
Mortgage-Backed Pass-Through Obligations	1.9	2.0
Commercial Mortgage Obligations	0.4	0.5
Short-term Investment	2.5	5.5

TOTAL INVESTMENTS	99.6%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	23

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.4%
Alabama – 0.0%
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA-/Aa3)
$ 65,000	4.500%	07/01/23	$69,007

Alaska – 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,125,369

Arizona – 8.2%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	789,810
750,000	4.750	01/01/22	840,217
1,000,000	5.000	01/01/25	1,109,700
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	3,268,592
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,641,135
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,411,656
Pinal County AZ Electric District No. 3 Revenue Bonds (Refunding) (A/NR)
1,165,000	5.000	07/01/19	1,372,533
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	979,101
335,000	5.000	07/01/18	388,858
350,000	5.000	07/01/19	402,721
1,100,000	5.125	07/01/22	1,244,089
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa2)
1,070,000	5.000	08/01/27	1,201,824
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA-/A1)
3,475,000	5.750	07/15/18	4,147,656
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,137,620
500,000	5.000	07/01/20	564,285
1,000,000	5.000	07/01/21	1,119,610

			21,619,407

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	557,679

California – 7.2%
Alameda Unified School District GO Bonds (Capital Appreciation) Series A (AGM) (AA-/Aa2)(a)
1,835,000	0.000	08/01/25	1,224,661

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
$1,000,000	5.560%	08/01/25	$1,161,390
Corona-Norca Unified School District Series C (AA-/Aa2)(a)
500,000	0.000	09/01/24	330,805
Fontana CA Unified School District GO Bonds (Refunding) Series 2012 (NR/Aa3)
1,535,000	5.000	08/01/19	1,851,026
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	629,890
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA-/Aa2)(a)
2,400,000	0.000	08/01/24	1,590,936
3,855,000	0.000	08/01/26	2,299,315
Port Oakland CA Revenue Bonds Series C (NATL-RE) (A/A3)
600,000	5.000	11/01/16	688,236
Poway Unified School District GO Bonds Election of 2008 Improvement Series 2009-07-1-A (AA-/Aa2)(a)
1,355,000	0.000	08/01/25	874,341
Sacramento County CA Airport System Revenue Bonds (A/A3)
1,000,000	5.000	07/01/27	1,152,330
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)(a)
2,000,000	0.000	08/01/24	1,356,900
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	3,201,053
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (FGIC) (AA/Aa1)(a)
880,000	0.000	09/01/23	671,871
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (A/Baa2)
800,000	5.250	02/01/23	963,832
Wasco CA Union School District GO Bonds (Capital Appreciation) Series A (NATL-RE) (FGIC) (NR/WR)(a)
490,000	0.000	08/01/24	311,140
510,000	0.000	08/01/25	304,745
535,000	0.000	08/01/26	298,674

			18,911,145

Colorado – 1.2%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (NR/NR)
1,000,000	4.500	03/01/20	1,107,570
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	1,050,810
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
370,000	4.350	11/01/19	391,593
390,000	4.600	11/01/20	416,278

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Colorado – (continued)
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa2)
$ 250,000	4.500%	12/01/23	$267,625

			3,233,876

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,322,100

Florida – 8.7%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	965,860
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,176,500
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series L (A+/Aa3)
1,500,000	3.100	12/01/20	1,600,215
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	63,374
Lake County FL School Board Certificate of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	862,793
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,588,275
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,197,300
1,000,000	5.250	10/01/23	1,205,230
1,000,000	5.500	10/01/25	1,210,060
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	823,254
Miami-Dade County FL GO Bonds (Refunding-Seaport) Series C (AA-/Aa2)
4,000,000	4.500	10/01/19	4,659,040
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA-/Aa3)
1,805,000	4.000	04/01/18	2,012,413
1,260,000	4.000	04/01/19	1,396,105
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series A (NATL-RE) (A+/A1)
1,125,000	5.000	10/01/17	1,310,231
Osceola County FL School Board Certificates of Participation Series A (NATL-RE) (FGIC) (A/Aa3)
465,000	5.000	06/01/15	497,462
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	212,592

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Saint Augustine FL Capital Improvement Revenue Bonds (Refunding) (A+/Aa3)
$2,000,000	4.000%	10/01/29	$2,124,280

			22,904,984

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (NR/Baa2)
90,000	6.100	10/01/19	109,070
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (NR/Aa2)
55,000	5.500	08/01/23	69,165
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	553,420

			731,655

Illinois – 12.5%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/A2)
2,050,000	5.500	12/01/25	2,581,155
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL- RE) (FGIC) (NR/A2)
1,000,000	5.250	12/01/18	1,182,290
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A/A1)
350,000	5.250	03/01/33	406,854
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	396,616
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds — Direct Payment to Issuer) Series B (Assured Guaranty) (AA-/A3)
300,000	6.400	12/01/28	369,120
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/A1)(a)
2,320,000	0.000	12/01/22	1,675,040
2,080,000	0.000	12/01/25	1,303,515
DeKalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
1,000,000	0.000	01/01/18	896,820
DeKalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,242,300
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	515,142
400,000	5.000	02/01/23	458,172

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (BBB+/Baa2)
$2,000,000	5.250%	12/01/22	$2,210,920
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	515,284
490,000	4.900	01/01/27	534,071
1,625,000	5.000	01/01/30	1,763,612
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	342,282
405,000	4.000	12/01/18	447,545
420,000	4.250	12/01/19	471,085
440,000	4.500	12/01/20	501,050
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,393,557
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,166,620
Illinois State GO Bonds (A-/A2)
1,000,000	4.000	04/01/19	1,076,580
Illinois State GO Bonds Series A (A-/A2)
2,000,000	5.000	03/01/17	2,069,820
1,000,000	5.000	03/01/28	1,027,410
Mount Vernon IL GO Bonds (AA-/A2)
1,000,000	4.000	12/15/26	1,068,320
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,144,840
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA-/NR)(a)
540,000	0.000	04/01/18	488,533
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	792,525
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
1,000,000	5.000	10/01/20	1,150,220
Will County IL Community High School District No. 210 Lincoln-Way GO Bonds (Unrefunded-Capital Appreciation) Series 2006 (AGM) (NR/Aa2)(a)
1,535,000	0.000	01/01/21	1,243,304
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
3,000,000	0.000	11/01/19	2,590,920

			33,025,522

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 4.5%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
$ 600,000	5.000%	05/01/16	$662,940
615,000	5.000	11/01/16	687,121
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	270,645
675,000	6.050	02/01/23	760,786
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
3,000,000	6.860	02/01/29	3,453,300
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
120,000	5.000	08/01/14	126,181
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding-University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,190,324
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
1,815,000	5.000	02/01/28	2,052,456
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,103,850
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	588,422
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	921,942

			11,817,967

Iowa – 0.6%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A+/A2)
1,410,000	5.000	08/15/27	1,600,251
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
85,000	4.300	07/01/16	85,641

			1,685,892

Kansas – 0.3%
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
710,000	5.000	09/01/18	835,975

Kentucky – 0.4%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,000,000	5.000	02/01/23	1,142,900

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – 5.2%
Administrators of the Tulane Educational Fund Revenue Bonds (Taxable-Tulane University) Series C (A/A2)
$1,000,000	5.000%	10/01/47	$1,022,710
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,971,600
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A+/A2)
3,715,000	5.250	10/01/27	4,432,701
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,113,651
1,245,000	5.000	02/01/30	1,258,707

			13,799,369

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,137,580

Maryland – 1.6%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
2,000,000	2.250	06/01/23	1,847,220
2,500,000	2.500	06/01/26	2,229,675

			4,076,895

Massachusetts – 3.7%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,615,000	5.100	01/01/25	1,782,411
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,400,000	4.250	07/01/22	1,460,676
Massachusetts State Development Finance Agency Revenue Bonds (Refunding UMass Memorial Medical Center, Inc.) Series H (A-/Baa1)
3,200,000	5.000	07/01/21	3,720,480
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (A-/Baa1)
960,000	5.000	07/01/20	1,107,590
1,415,000	5.000	07/01/21	1,619,623
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
60,000	6.500	07/15/19	70,244

			9,761,024

Michigan – 1.9%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,704,555

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (A+/WR)
$ 920,000	5.500%	02/01/18	$1,010,813
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	730,517
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (GO of Authority) (AA/NR)
90,000	1.521	04/01/14	90,302
150,000	1.670	10/01/14	150,772
135,000	1.836	04/01/15	136,284
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,049,476

			4,872,719

Minnesota – 0.6%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
355,000	3.800	07/01/17	368,699
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/Aa3)
1,000,000	5.000	11/15/19	1,219,130

			1,587,829

Mississippi – 0.0%
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
45,000	2.700	06/01/18	46,934

Missouri – 2.3%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A3)
1,500,000	5.000	04/01/32	1,630,215
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,645,586
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	108,783
125,000	0.000	02/01/15	121,258
305,000	0.000	02/01/17	282,573
Parkville MO GO Bonds Temporary Notes (Brush Creek Drain Area Neighborhood Improvement) Series A (NR/NR)
1,355,000	2.000	08/01/13	1,357,520
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	275,776
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	523,360

			5,945,071

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
$ 130,000	4.350%	06/01/16	$133,042
140,000	4.350	12/01/16	143,276

			276,318

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	563,060

Nevada(b) – 0.0%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/15	108,139

New Hampshire – 0.7%
New Hampshire NH Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,135,000	4.000	10/01/21	1,266,138
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa3)
605,000	5.300	07/01/28	649,280

			1,915,418

New Jersey – 5.0%
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A+/A1)
1,000,000	5.000	06/15/21	1,147,820
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series E (ST Appropriation) (A+/A1)(c)
3,000,000	1.920	02/01/16	3,073,650
New Jersey State Educational Facilities Authority Revenue Bonds (William Paterson University) Series C (NR/A1)
1,225,000	3.000	07/01/23	1,249,623
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,980,000	4.750	12/01/23	2,165,605
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds Single Family Home Mortgage Series A (NR/Aa1)
1,000,000	2.500	04/01/16	1,016,620
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A+/A1)(a)
2,465,000	0.000	12/15/26	1,464,629
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	113,202
Perth Amboy NJ GO Bonds (Refunding) Series 2011 (A-/NR)
1,065,000	2.500	02/01/17	1,087,195

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
Toms River NJ Board of Education GO Bonds (Refunding-Regional Schools) Series 2012 (AA-/NR)
$1,675,000	4.000%	07/15/28	$1,815,750

			13,134,094

New York – 2.0%
Geneva Development Corp. Revenue Bonds Hobart & William Smith College Projects (Refunding) Series 2012 (A/NR)
1,435,000	5.000	09/01/22	1,725,171
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (A/A2)
150,000	5.500	11/15/18	170,354
Metropolitan Transportation Authority NY Revenue Bonds Series H (A/A2)
1,000,000	4.000	11/15/23	1,136,520
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA/Aa2)
250,000	3.800	11/01/37	252,717
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series H (AA/Aa2)
970,000	0.950	05/01/16	972,289
985,000	1.050	11/01/16	987,699
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
90,000	5.750	07/01/13	90,796

			5,335,546

North Carolina – 0.9%
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	4.000	06/01/18	223,110
220,000	4.000	06/01/19	246,935
200,000	2.000	06/01/20	198,428
420,000	3.000	06/01/21	439,030
330,000	4.000	06/01/22	367,422
350,000	4.000	06/01/23	387,299
480,000	4.000	06/01/25	517,570

			2,379,794

North Dakota – 0.6%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	299,683
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	571,395
635,000	4.450	07/01/17	654,412

			1,525,490

Ohio – 3.7%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/WR)
1,250,000	5.000	12/01/16	1,360,538

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
$2,200,000	5.000%	11/15/16	$2,493,260
Cleveland-Cuyahoga County Port Authority Lease Revenue Bonds (Development-Administrative Headquarters Project) (AA/Aa2)
1,340,000	4.000	07/01/22	1,524,799
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	441,756
1,000,000	5.000	05/01/18	1,140,900
Ross County OH Hospital Revenue Bonds Adena Health System Facilities (Refunding) Series 2008 (A-/A3)
1,560,000	5.375	12/01/19	1,860,160
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
1,000,000	3.000	12/01/23	1,005,790

			9,827,203

Oklahoma – 1.8%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.850	09/01/18	1,179,890
1,000,000	5.000	09/01/19	1,195,170
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,264,960
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A3)
150,000	5.250	10/01/26	160,008

			4,800,028

Oregon – 0.3%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	652,605
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
175,000	5.050	07/01/17	182,516

			835,121

Pennsylvania – 2.3%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	803,259
1,025,000	5.000	10/01/19	1,164,195
1,250,000	5.250	10/01/31	1,371,150
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	875,295

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
$ 385,000	5.000%	08/01/20	$423,981
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,473,404

			6,111,284

Puerto Rico – 6.6%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/Baa2)
10,000	5.000	07/01/20	10,623
1,435,000	5.000	07/01/23	1,488,167
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV (NATL-RE) (BBB+/Baa2)
650,000	5.250	07/01/29	665,646
Puerto Rico Electric Power Authority Revenue Bonds Series WW (BBB+/Baa2)
2,195,000	5.500	07/01/19	2,375,758
1,345,000	5.000	07/01/28	1,344,906
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB+/Baa2)
1,700,000	5.250	07/01/27	1,733,405
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/Baa2)
4,250,000	5.250	07/01/19	4,602,452
Puerto Rico Electric Power Authority Revenue Bonds Series CCC (BBB+/Baa2)
2,015,000	5.000	07/01/21	2,113,695
2,000,000	5.000	07/01/24	2,042,100
1,010,000	5.250	07/01/28	1,024,968

			17,401,720

Rhode Island – 4.6%
Rhode Island Economic Development Corp. Grant Anticipation Bonds (Rhode Island Department of Transportation) Series A (AA-/Aa3)
5,285,000	5.250	06/15/19	6,404,680
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	274,446
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	532,735
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,200,869
Rhode Island Sate & Providence Plantations Lease Certificate of Participation Energy Conservation Series A (AA-/Aa3)
750,000	3.000	04/01/15	783,562

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Rhode Island – (continued)
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
$1,460,000	5.000%	05/15/23	$1,513,962
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
435,000	3.500	04/01/22	457,729

			12,167,983

South Carolina – 1.1%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	606,403
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	763,917
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/A3)
1,000,000	5.000	12/01/22	1,110,390
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA-/Aa2)
175,000	5.500	12/01/15	194,091
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA-/A2)
255,000	5.500	12/01/15	282,129

			2,956,930

Tennessee – 0.5%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
195,000	4.250	01/01/14	196,704
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (Non-ACE) (GO of Agency) (AA+/Aa1)
990,000	3.500	07/01/27	1,019,849

			1,216,553

Texas – 0.5%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
220,000	5.000	08/01/22	243,995
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa2)
500,000	5.250	09/01/22	519,365
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	262,448
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(b)
5,000	5.625	05/15/19	6,368

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
$ 70,000	4.600%	09/01/19	$71,749
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	325,467

			1,429,392

Utah – 0.1%
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
320,000	3.850	07/01/16	319,386

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/A3)
1,000,000	5.000	12/15/20	1,190,710

Virginia – 0.4%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (NR/NR)(b)
530,000	5.250	07/15/17	590,791
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (NR/NR)
470,000	5.250	07/15/17	516,027

			1,106,818

Washington – 2.5%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,076,500
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	171,590
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	644,364
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA-/Aa3)
500,000	6.000	10/01/23	600,375
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
2,000,000	4.375	07/01/18	2,240,120
1,750,000	5.250	07/01/25	1,931,930

			6,664,879

West Virginia – 0.4%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,034,910

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – 0.6%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A1)
$ 115,000	5.000%	12/01/14	$122,990
350,000	5.000	12/01/15	386,575
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,157,830

			1,667,395

Wyoming – 1.3%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
140,000	1.000	05/01/15	140,083
290,000	2.000	05/01/16	296,716
295,000	2.000	05/01/17	301,275
305,000	3.000	05/01/18	323,459
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	542,770
500,000	2.125	06/01/16	508,680
450,000	2.250	12/01/16	459,027
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	167,519
280,000	4.250	12/01/14	286,219
385,000	4.300	12/01/15	393,570

			3,419,318

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $239,719,759)			$257,598,388

Shares	Description	Value
Investment Company – 2.2%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274		$ 5,943,946
(Cost $5,500,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co.
$ 832,000	0.010%	05/01/13	$832,000
Maturity Value: $832,000
(Cost $832,000)

TOTAL INVESTMENTS – 99.9%
(Cost $246,051,759)			$264,374,334

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			190,131

NET ASSETS – 100.0%			$264,564,465

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2013.
(d)	Repurchase agreement was entered into on April, 30, 2013. This agreement was fully collateralized by $630,000 U.S. Treasury Bonds, 4.500%, due 05/15/38 with a market value of $849,424.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA-GTD	—Guaranteed by Arkansas Development Finance Authority
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 04/30/13	AS OF 10/31/12

General Obligation	21.6%	23.6%
Education	15.3	14.9
Lease	14.3	12.4
Hospital	14.2	15.3
Power	8.0	1.6
General	7.4	8.4
Transportation	7.0	4.9
Single Family	4.5	6.8
Investment Company	2.2	2.3
Student	2.0	2.2
Multi Family	1.4	1.5
Water/Sewer	1.4	1.0
Prerefunded	0.3	0.3
Crossover	0.0	0.5
Short-term Investment	0.3	3.4

TOTAL INVESTMENTS	99.9%	99.1%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of Investment Companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	31

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.1%
Arizona – 1.1%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,109,700
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,296,153
1,215,000	5.150	07/01/24	1,358,090

			3,763,943

California(a) – 1.1%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)
2,000,000	0.000	07/01/27	1,155,800
San Juan CA Unified School District GO Bonds (Capital Appreciation) Series 2001 (AGM) (AA-/Aa2)
2,000,000	0.000	08/01/24	1,356,900
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (A+/WR)
2,400,000	0.000	08/01/29	1,161,120

			3,673,820

Colorado – 0.2%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
555,000	4.350	11/01/19	587,390

Florida – 0.3%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,176,500

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
100,000	5.250	07/01/29	107,950

Illinois – 2.1%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/A2)
2,000,000	5.500	12/01/25	2,518,200
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	1,074,700
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,071,060
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,151,700

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
$1,500,000	0.000%	11/01/19	$1,295,460

			7,111,120

Indiana – 0.9%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,302,200
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	588,860

			2,891,060

Iowa – 0.4%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (GO of Authority) (AA+/Aaa)
30,000	5.000	07/01/23	30,113
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,351,099

			1,381,212

Louisiana – 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,673,291
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	8,360,240

			10,033,531

Maryland – 0.9%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
3,500,000	2.500	06/01/26	3,121,545

Missouri – 80.1%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	212,006
230,000	3.000	11/01/18	244,502
210,000	3.000	11/01/19	220,987
225,000	3.625	11/01/22	236,972
470,000	3.700	11/01/23	494,341
225,000	3.800	11/01/24	236,736
480,000	3.875	11/01/25	503,861
250,000	4.000	11/01/26	262,578
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	540,395
500,000	5.250	03/01/29	537,840

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
$ 150,000	4.000%	03/01/17	$154,254
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	167,399
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA-/A2)
2,000,000	5.250	07/01/20	2,399,120
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,758,453
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
1,000,000	3.000	08/01/16	1,051,870
400,000	4.000	08/01/18	444,056
650,000	4.000	08/01/19	727,565
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA-/A2)
1,000,000	5.000	03/01/18	1,064,720
1,250,000	5.000	03/01/19	1,326,225
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/WR)
300,000	5.500	03/01/14	311,376
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,157,260
3,000,000	4.500	03/01/29	3,319,650
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA-/A2)
500,000	5.250	03/01/17	579,190
1,000,000	5.250	03/01/21	1,065,650
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.900	03/01/14	215,196
220,000	2.250	03/01/15	220,235
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
1,000,000	5.250	06/01/13	1,003,960
1,550,000	5.500	06/01/16	1,556,432
750,000	5.000	06/01/26	872,947
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,118,680
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,496,320
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	748,779
650,000	5.000	03/01/22	700,297

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
$ 810,000	5.200%	12/01/23	$928,649
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	707,243
1,000,000	4.500	12/01/20	1,073,990
400,000	4.500	12/01/22	428,336
Columbia MO School District Certificates of Participation (School District Administration Building Project) Series A (NR/Aa2)
1,045,000	4.840	10/01/36	1,094,637
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	987,790
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	398,155
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)(c)
1,080,000	5.000	03/01/19	1,217,592
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)(c)
700,000	5.000	03/01/17	759,521
935,000	5.000	03/01/18	1,014,503
945,000	5.000	03/01/19	1,025,353
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (NR/NR)
610,000	5.875	12/01/30	612,660
1,300,000	6.250	12/01/35	1,306,045
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (NATL-RE) (FGIC) (NR/WR)
395,000	5.000	12/01/15	396,454
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	512,302
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	215,798
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A3)
425,000	2.500	07/01/15	435,281
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A3)
4,280,000	5.000	04/01/32	4,651,547
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A3)
280,000	2.500	03/01/15	285,740
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	547,470

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
$ 500,000	5.924%	10/01/30	$542,460
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
380,000	4.600	06/01/29	387,532
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,658,591
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa2)
1,250,000	5.000	03/01/22	1,374,312
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	586,350
555,000	4.500	12/01/20	611,760
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	560,545
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	566,225
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
1,360,000	5.000	12/01/22	1,519,147
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
1,065,000	4.000	12/01/16	1,171,085
890,000	4.000	12/01/17	993,089
595,000	4.250	12/01/23	670,226
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	968,445
920,000	3.850	12/01/20	1,001,926
500,000	4.350	12/01/23	549,515
820,000	4.500	12/01/24	898,105
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	319,119
435,000	4.000	12/01/21	476,464
425,000	4.000	12/01/22	461,805
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	470,966
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,314,564
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
555,000	5.500	02/15/14	572,388
2,570,000	5.500	02/15/29	2,711,350

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
$1,000,000	5.500%	02/15/31	$1,124,310
1,500,000	5.750	02/15/35	1,575,255
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,459,981
Kansas City MO Industrial Development Authority Revenue Bonds (Ewing Marion Kauffmam) Series A (AAA/A-1+/NR)(b)
500,000	0.190	04/01/27	500,000
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Dowtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,451,928
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,101,000
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,214,567
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/NR)(c)
55,000	3.000	01/01/15	57,430
Kansas City MO Special Obligation (Unrefunded-Refunding Kansas City MO Project) Series B (AA-/A1)
445,000	3.000	01/01/15	463,530
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,188,690
1,575,000	5.500	04/01/23	1,854,200
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
210,000	6.431	04/01/18	214,570
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,011,535
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	547,845
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	549,440
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
750,000	5.000	02/15/19	805,102
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,268,958
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,700,000	5.000	02/15/21	2,096,168

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
$ 500,000	5.000%	03/01/20	$579,825
545,000	5.000	03/01/22	631,115
500,000	5.000	03/01/23	577,980
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA-/A2)
1,620,000	4.750	03/01/16	1,674,448
850,000	4.750	03/01/17	877,489
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
1,560,000	5.000	05/01/19	1,918,098
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,221,750
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA-/A2)
830,000	5.250	03/01/21	934,123
700,000	5.250	03/01/22	785,883
Missouri State Board of Public Buildings Special Obligation Revenue Bonds (Unrefunded) Series A (AA+/Aa1)
105,000	5.000	10/15/20	107,058
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,855,368
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,126,730
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
700,000	4.000	11/01/13	711,557
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/A-1+/NR)(b)
4,940,000	0.190	12/01/20	4,940,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	478,120
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,271,401
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
415,000	5.125	01/01/18	416,361
20,000	5.000	01/01/22	20,059

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
$ 510,000	3.000%	10/01/17	$539,172
525,000	4.000	10/01/18	584,005
545,000	4.000	10/01/19	605,075
400,000	3.500	10/01/21	428,596
1,850,000	5.250	10/01/41	2,055,590
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,066,730
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000	02/15/37	2,194,920
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011 (A/NR)
670,000	3.000	12/01/14	693,705
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000	12/01/25	2,554,386
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,087,809
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,188,284
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,330,644
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,100,920
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,702,288
Missouri State Health & Educational Facilities Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)(c)
510,000	5.000	02/15/14	528,778
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,378,960
2,000,000	5.000	04/01/25	2,302,580
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,291,960

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
$1,000,000	4.500%	06/01/25	$1,111,160
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA-/A1)
2,000,000	5.000	11/15/14	2,112,920
1,000,000	5.000	11/15/19	1,170,180
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,136,331
1,545,000	5.000	02/15/20	1,666,252
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,379,010
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA/NR)
610,000	5.250	07/01/42	651,999
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	521,295
3,420,000	4.750	07/01/42	3,576,157
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
740,000	3.950	05/01/21	774,521
865,000	3.950	11/01/21	905,352
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
1,010,000	0.650	11/01/13	1,012,343
340,000	1.000	05/01/14	340,571
245,000	1.500	05/01/15	246,492
305,000	3.600	11/01/23	322,370
475,000	3.750	05/01/24	501,538
385,000	3.800	05/01/25	407,958
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,701,123
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (NR/Baa2)
225,000	5.450	03/01/14	225,761
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/A2)
1,430,000	5.250	03/01/21	1,608,421
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA-/A2)
1,000,000	5.000	11/15/18	1,012,030
1,000,000	5.000	11/15/19	1,010,860

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
$ 275,000	3.000%	04/01/18	$285,054
280,000	3.000	04/01/19	288,268
265,000	3.250	04/01/20	274,524
275,000	4.000	04/01/21	294,250
315,000	4.000	04/01/22	334,395
385,000	4.500	04/01/27	407,284
405,000	4.500	04/01/28	427,332
425,000	4.625	04/01/29	449,620
445,000	4.750	04/01/30	472,505
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,533,220
Northwest Missouri State University (Prerefunded-Housing System) Revenue Bonds (NATL-RE) (NR/A3)(c)
40,000	5.000	06/01/20	40,149
Northwest Missouri State University (Unrefunded-Housing System) Revenue Bonds (NATL-RE) (NR/A3)(c)
2,835,000	5.000	06/01/20	2,845,660
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,524,531
2,750,000	4.000	06/01/26	2,935,487
2,925,000	4.000	06/01/27	3,096,200
1,000,000	4.000	06/01/28	1,052,100
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
2,130,000	5.250	11/01/17	2,474,890
1,000,000	5.250	11/01/18	1,182,010
2,000,000	5.250	11/01/19	2,391,340
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,252,677
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA-/NR)
1,500,000	5.000	03/01/19	1,800,240
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	491,669
Parkville MO GO Bonds Temporary Notes (Brush Creek Drain Area Neighborhood Improvement) Series A (NR/NR)
3,500,000	2.000	08/01/13	3,506,510
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,904,688
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	496,722
850,000	5.000	12/01/20	961,401

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Raytown MO Sewer Revenue Bonds (NR/NR)
$ 100,000	4.625%	07/01/24	$100,282
100,000	4.700	07/01/27	100,257
Republic MO Special Obligation Revenue Bonds (A/NR)
380,000	2.000	05/01/14	381,942
175,000	2.500	05/01/15	177,872
150,000	2.650	05/01/16	154,365
330,000	2.500	08/01/16	337,979
125,000	3.000	05/01/17	130,413
345,000	3.000	08/01/17	360,542
150,000	3.150	05/01/18	157,577
360,000	3.000	08/01/18	375,091
150,000	3.300	05/01/19	157,691
250,000	3.500	05/01/20	262,510
300,000	3.750	05/01/21	316,206
325,000	3.875	05/01/22	341,643
Richmond MO Certificates of Participation (Refunding) (A-/NR)
1,105,000	4.250	07/01/43	1,090,138
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,920,160
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,038,710
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	460,188
500,000	5.500	03/01/15	521,505
Rolls MO Certificates of Participation Series B (A/NR)
225,000	3.150	07/01/27	223,974
410,000	3.450	07/01/32	406,577
Saint Charles MO GO Bonds (Neighborhood Improvement District -Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	1,039,212
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	663,131
Saint Louis MO Special Administative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,370,170
Saint Louis MO Special Administative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,478,256
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,979,629

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
$ 540,000	6.750%	03/01/28	$608,110
575,000	6.850	03/01/29	647,623
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	448,064
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,096,430
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	217,892
530,000	4.500	11/01/19	604,057
610,000	4.500	11/01/20	690,386
645,000	4.750	11/01/21	733,675
685,000	4.750	11/01/22	777,578
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	437,930
405,000	4.750	11/01/22	459,736
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,539,499
1,340,000	5.000	04/01/23	1,600,188
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	2,991,931
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,237,162
100,000	5.200	12/01/31	109,134
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	710,678
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,362,925
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	1,032,750
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	104,887
735,000	5.200	06/01/24	770,368
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	511,295
515,000	5.000	11/15/16	542,913

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
$1,855,000	4.000%	04/01/25	$2,108,374
1,930,000	4.000	04/01/26	2,153,976
2,010,000	4.000	04/01/27	2,210,136
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	445,540
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/Baa1)
1,280,000	5.000	07/01/23	1,466,022
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA-/A2)
2,000,000	5.000	07/01/24	2,208,860
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	107,807
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,291,006
1,345,000	4.000	08/01/14	1,400,226
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (NR/Baa2)
100,000	5.140	12/15/14	104,560
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,871,350
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,167,544
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000	06/01/21	864,955
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	312,417
345,000	3.000	03/01/18	364,382
360,000	3.000	03/01/19	376,315
385,000	3.150	03/01/21	400,939
700,000	3.300	03/01/23	727,244
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	359,033
560,000	3.000	04/01/18	595,246
1,270,000	3.250	04/01/21	1,327,709
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	732,288

			271,675,693

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
$1,340,000	4.000%	10/01/22	$1,490,964
1,750,000	4.000	10/01/33	1,777,423

			3,268,387

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,094,410
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	1,091,410

			2,185,820

Puerto Rico – 5.6%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/Baa2)
555,000	5.000	07/01/22	581,129
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV (NATL-RE) (BBB+/Baa2)
500,000	5.250	07/01/29	512,035
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/Baa2)
4,250,000	5.250	07/01/19	4,602,453
775,000	5.000	07/01/20	823,298
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB+/Baa2)
1,855,000	5.250	07/01/23	1,934,635
Puerto Rico Electric Power Authority Revenue Bonds Series NN (BBB+/Baa2)
1,450,000	5.500	07/01/20	1,585,140
Puerto Rico Electric Power Authority Revenue Bonds Series NN (NATL-RE) (BBB+/Baa2)
2,310,000	5.250	07/01/19	2,501,568
Puerto Rico Electric Power Authority Revenue Bonds Series WW (BBB+/Baa2)
2,150,000	5.500	07/01/19	2,327,053
2,000,000	5.000	07/01/28	1,999,860
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB+/Baa2)
2,200,000	5.250	07/01/27	2,243,230

			19,110,401

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
2,500,000	5.250	07/01/25	2,759,900

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $314,314,424)			$332,848,272

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Shares	Description		Value
Investment Company – 2.3%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$ 7,565,022
(Cost $7,000,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co.
$1,358,000	0.010%	05/01/13	$1,358,000
Maturity Value: $1,358,000
(Cost $1,358,000)

TOTAL INVESTMENTS – 100.8%
(Cost $322,672,424)			$341,771,294

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(2,552,727)

NET ASSETS – 100.0%			$339,218,567

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2013.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on April 30, 2013. This agreement was fully collateralized by $1,030,000 U.S. Treasury Bond, 4.500% due 05/15/38 with a market value of $1,388,741.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 04/30/13	AS OF 10/31/12

General Obligations	22.5%	25.1%
Lease	22.9	21.3
Hospital	17.4	17.3
General	8.7	10.5
Education	7.8	6.2
Power	5.6	0.2
Water/Sewer	3.6	4.0
Transportation	3.6	3.5
Investment Company	2.3	2.3
Prerefunded	2.2	0.6
Single Family	1.5	1.8
Multi Family	1.4	1.5
Crossover	0.9	2.1
Short-term Investment	0.4	2.8

TOTAL INVESTMENTS	100.8%	99.2%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of Investment Companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.6%
Arizona – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$499,365

California(a) – 1.6%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)
670,000	0.000	07/01/27	387,193
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)
2,275,000	0.000	08/01/24	1,524,842

			1,912,035

Illinois – 1.2%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	967,230
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/WR)(a)
500,000	0.000	11/01/19	431,820

			1,399,050

Indiana – 1.9%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,151,100
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	1,071,980

			2,223,080

Iowa – 0.0%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Authority) (AA+/Aaa)
15,000	5.000	07/01/23	15,057

Kansas – 82.3%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,220,168
1,140,000	5.000	12/01/28	1,269,276
1,195,000	5.000	12/01/29	1,323,355
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (A-/A3)
190,000	4.850	06/01/31	199,855
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	605,530
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,213,620

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (A+/NR)
$1,095,000	4.150%	12/01/27	$1,156,911
City of Abilene KS Public Building Commission Revenue Bonds Series 2012 (A+/NR)
1,750,000	5.025	12/01/35	1,911,892
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A/NR)
1,000,000	4.000	11/15/16	1,091,860
2,000,000	5.000	11/15/29	2,246,560
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	250,404
500,000	3.000	10/01/18	535,335
655,000	4.000	10/01/19	741,879
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A/NR)
1,165,000	2.000	08/01/15	1,186,354
1,115,000	3.000	08/01/18	1,171,754
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
775,000	2.000	09/01/16	790,826
1,145,000	4.000	09/01/26	1,215,131
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	1,055,319
235,000	4.000	09/01/18	262,140
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	2,032,328
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
1,015,000	2.000	12/01/13	1,016,218
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA-/A2)
495,000	5.000	09/01/15	536,258
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	865,185
500,000	4.000	09/01/20	585,670
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	1,065,459
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (A+/WR)
500,000	6.000	10/01/16	586,945
1,770,000	5.000	10/01/18	1,888,873
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	1,017,334
975,000	5.000	10/01/23	1,069,614

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 231 GO Bonds (Refunding) (A+/NR)
$1,000,000	5.000%	10/01/24	$1,200,120
1,185,000	5.000	10/01/25	1,411,228
Johnson County KS Unified School District No. 231 GO Bonds (Refunding) Series 2013-A (A+/NR)
3,145,000	5.000	10/01/22	3,898,888
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	216,774
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A-/NR)
825,000	5.500	09/01/36	945,186
Junction City KS GO Bonds (Refunding) Series A (A-/NR)
600,000	5.000	09/01/33	670,014
600,000	5.000	09/01/34	667,248
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA-/Aa3)
1,500,000	4.000	11/15/37	1,530,795
Kansas Development Finance Authority Revenue Bonds (Prerefunded) Series J (AMBAC) (NR/NR)(b)
1,040,000	5.000	08/01/13	1,052,033
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	536,781
Kansas Development Finance Authority Revenue Bonds Series J (Unrefunded Project) (AMBAC) (AA/NR)
560,000	5.000	08/01/17	565,852
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,916,355
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	805,215
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,175,180
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	916,968
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa2)
1,270,000	5.250	05/01/13	1,270,000
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	526,815
1,425,000	5.250	07/01/31	1,512,096
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,464,898

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
$1,150,000	5.000%	04/01/24	$1,234,353
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/Aa3)
2,000,000	3.500	06/01/23	2,126,840
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,099,170
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
500,000	5.000	11/01/16	573,345
2,000,000	5.000	11/01/27	2,274,880
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,167,610
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
1,750,000	5.250	01/01/25	2,034,217
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,202,273
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,059,081
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	333,217
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A1)
1,000,000	5.375	07/01/14	1,006,940
455,000	5.375	07/01/15	458,067
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,733,763
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(b)
1,100,000	5.250	09/01/19	1,386,715
315,000	5.250	09/01/29	397,105
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (NR/Baa2)
150,000	5.000	09/01/20	161,069
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	356,662
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (NR/Baa2)
1,650,000	5.000	09/01/17	1,833,909
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,335,365

The accompanying notes are an integral part of these financial statements.	41

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
$ 300,000	5.000%	12/01/19	$356,430
400,000	5.000	12/01/20	478,700
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	545,270
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500	09/01/15	442,676
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000	09/01/26	2,076,178
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,180,120
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA-/NR)
1,500,000	5.000	11/01/32	1,614,795
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
575,000	5.250	12/01/38	616,912
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	214,354
Topeka KS GO Bonds (Refunding) Series B (NR/Aa3)
1,360,000	2.500	08/15/19	1,392,558
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa2)
535,000	5.000	06/01/16	603,352
1,000,000	5.000	06/01/23	1,187,410
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa2)
300,000	5.000	06/01/23	356,223
475,000	5.000	06/01/24	561,450
Topeka KS Sales Tax Revenue Bonds (Refunding Boulevard Bridge) Series 2011 (NR/Aa3)
2,560,000	3.000	12/15/16	2,736,768
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (NR/Aa2)(b)
1,000,000	5.000	10/01/13	1,019,460
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,157,670
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,667,145
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,706,236

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/WR)
$1,000,000	5.250%	09/01/17	$1,173,520
Wyandotte County Unified School District No. 204 GO Bonds (Prerefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)(b)
845,000	5.000	09/01/15	935,592
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	810,893
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
735,000	3.000	12/01/14	765,025
455,000	5.000	12/01/16	521,052

			98,288,869

Louisiana – 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,388,640

Maryland – 1.2%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
1,575,000	2.500	06/01/26	1,404,695

Massachusetts – 0.4%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
390,000	5.300	01/01/30	426,761

Ohio – 1.1%
Mid-East Career & Technology Centers OH Certificates of Participation Series 2009 (AA-/NR)
1,095,000	5.000	12/01/19	1,323,516

Pennsylvania – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	662,118

Puerto Rico – 5.9%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (BBB-/Baa2)
475,000	5.500	07/01/16	507,281
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA-/A2)
425,000	5.500	07/01/15	450,848
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/Baa2)
500,000	6.250	07/01/13	503,555

42	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/Baa3)(b)
$ 345,000	5.250%	07/01/13	$347,781
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/Baa2)
1,500,000	5.250	07/01/19	1,624,395
Puerto Rico Electric Power Authority Revenue Bonds Series NN (NATL-RE) (BBB+/Baa2)
1,000,000	5.250	07/01/19	1,082,930
Puerto Rico Electric Power Authority Revenue Bonds Series VV (NATL-RE) (BBB+/Baa2)
1,500,000	5.250	07/01/26	1,565,190
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB+/Baa2)
1,005,000	5.250	07/01/27	1,024,748

			7,106,728

South Carolina – 0.4%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/A3)
500,000	5.000	12/01/28	544,485

Washington – 0.7%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
750,000	5.250	07/01/25	827,970

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $112,229,284)			$119,022,369

Shares	Description		Value
Investment Company – 2.3%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184			$2,809,866
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.3%
Repurchase Agreement – 2.3%
State Street Bank & Trust Co.
$2,718,000	0.010%	05/01/13	$2,718,000
Maturity Value: $2,718,001
(Cost $2,718,000)

TOTAL INVESTMENTS – 104.2%
(Cost $117,547,284)			$124,550,235

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.2)%			(5,070,990)

NET ASSETS – 100.0%			$119,479,245

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on April 30, 2013. This agreement was fully collateralized by $2,060,000 U.S. Treasury Bond, 4.500%, due 05/15/38 with a market value of $2,777,482.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 04/30/13	AS OF 10/31/12

General Obligation	34.3%	33.9%
Hospital	19.0	15.5
Lease	15.9	14.5
Education	7.0	7.3
Power	5.8	1.4
Transportation	5.3	4.3
General	4.5	5.7
Prerefunded	4.3	4.3
Water/Sewer	2.6	2.9
Investment Company	2.3	2.4
Single Family	0.5	0.7
Student	0.4	0.4
Short-term Investment	2.3	5.3

TOTAL INVESTMENTS	104.2%	98.6%

The percentage shown for each Sector Allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of Investment Companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	43

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $78,122,703, $105,830,684, $49,120,920, $726,910,945, $107,833,285, $246,051,759, $322,672,424 and $117,547,284, respectively)	$93,698,162	$124,300,961	$60,667,660
Cash	571	402	376
Receivables:
Interest and dividends	60,524	163,685	8,248
Fund shares sold	72,251	717,163	21,221
Reimbursement from adviser	—	—	—
Other	6,753	8,015	4,328
Total Assets	93,838,261	125,190,226	60,701,833

Liabilities:
Payables:
Investments purchased	—	—	—
Dividends	766	—	—
Fund shares redeemed	32,542	41,601	13,678
Advisory fees	49,099	29,186	31,673
Deferred trustee fees	46,442	28,710	19,911
Administrative fees	11,330	14,593	7,309
Accrued expenses	28,880	41,509	37,626
Total Liabilities	169,059	155,599	110,197

Net Assets:
Paid-in capital	69,864,674	108,241,047	44,769,745
Accumulated undistributed (distribution in excess of) net investment income	248,378	179,177	77,367
Accumulated net realized gain (loss)	7,980,691	(1,855,874)	4,197,784
Net unrealized gain	15,575,459	18,470,277	11,546,740
Net Assets	$93,669,202	$125,034,627	$60,591,636

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	3,020,224	4,544,937	1,730,805
Net asset value (net assets/shares outstanding)	$31.01	$27.51	$35.01

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$802,336,601	$112,636,698	$264,374,334	$341,771,294	$124,550,235
877	214	500	899	912

6,832,697	524,807	2,713,078	3,747,329	1,365,633
2,801,790	205,391	629,886	1,287,940	157,527
—	12,960	—	—	10,736
58,621	8,440	19,322	24,332	8,861
812,030,586	113,388,510	267,737,120	346,831,794	126,093,904

4,379,721	—	2,050,569	6,420,406	5,611,560
1,851,477	153,144	604,860	711,497	235,468
630,494	1,486	334,112	277,957	674,549
271,256	45,214	82,906	97,325	46,812
144,701	40,916	41,358	44,757	18,065
98,644	14,094	32,483	41,135	14,779
126,634	23,265	26,367	20,150	13,426
7,502,927	278,119	3,172,655	7,613,227	6,614,659

734,372,437	118,494,851	244,454,902	318,855,855	112,501,742
(3,931,452)	(1,918,748)	267,291	(23,208)	(24,359)
(1,338,982)	(8,269,125)	1,519,697	1,287,050	(1,089)
75,425,656	4,803,413	18,322,575	19,098,870	7,002,951
$804,527,659	$113,110,391	$264,564,465	$339,218,567	$119,479,245

38,219,980	6,265,709	12,914,739	16,696,950	6,017,178
$21.05	$18.05	$20.49	$20.32	$19.86

The accompanying notes are an integral part of these financial statements.	45

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$27	$71	$46
Dividends	878,003	1,856,816	434,006
Total Investment Income	878,030	1,856,887	434,052

Expenses:
Advisory fees	291,504	153,834	185,642
Administration fees	67,270	76,916	42,840
Shareowner servicing fees	34,981	10,256	8,854
Transfer Agent fees	27,209	40,776	19,682
Custody and accounting fees	23,842	23,067	25,389
Professional fees	14,767	16,122	12,530
Registration fees	10,472	16,057	10,180
Printing and mailing fees	2,359	5,044	1,685
Trustee fees	2,048	2,341	1,204
Other	9,329	7,767	3,737
Total Expenses	483,781	352,180	311,743
Less — expense reimbursements	—	—	—
Net Expenses	483,781	352,180	311,743
Net Investment Income	$394,249	$1,504,707	$122,309

Realized and unrealized gain (loss):
Net realized gain (loss)	8,172,568	4,280,809	4,208,587
Net change in unrealized gain (loss)	2,019,936	9,754,868	4,165,250
Net realized and unrealized gain (loss)	10,192,504	14,035,677	8,373,837
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,586,753	$15,540,384	$8,496,146

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$17,391,514	$1,258,604	$4,606,951	$5,788,944	$1,999,505
125,503	—	121,885	155,126	57,627
17,517,017	1,258,604	4,728,836	5,944,070	2,057,132

1,623,759	276,752	493,947	578,476	277,937
587,461	86,729	192,231	242,949	87,237
274,148	14,455	12,815	51,829	15,703
50,822	15,947	20,723	24,853	14,872
79,630	32,765	45,225	51,426	29,284
68,332	16,733	26,755	31,188	17,003
14,792	11,487	13,576	6,953	11,413
30,657	4,076	10,377	11,808	4,498
17,750	2,352	5,420	7,293	2,319
84,296	11,492	23,976	31,334	9,612
2,831,647	472,788	845,045	1,038,109	469,878
—	(79,616)	—	—	(62,780)
2,831,647	393,172	845,045	1,038,109	407,098
14,685,370	865,432	3,883,791	4,905,961	1,650,034

645,305	29,976	1,519,936	1,287,743	(688)
2,491,931	(121,145)	318,330	(1,129,402)	(83,733)
3,137,236	(91,169)	1,838,266	158,341	(84,421)
$17,822,606	$774,263	$5,722,057	$5,064,302	$1,565,613

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012
From Operations:
Net investment income	$394,249	$548,349	$1,504,707	$2,572,441
Net realized gain	8,172,568	7,301,480	4,280,809	3,977,519
Net change in unrealized gain (loss)	2,019,936	4,043,997	9,754,868	7,142,436
Net increase in net assets resulting from operations	10,586,753	11,893,826	15,540,384	13,692,396

Distributions to Shareholders:
From net investment income	(600,069)	(424,930)	(1,508,143)	(2,489,002)
From net realized gains	(3,209,975)	—	—	—
Total distributions to shareholders	(3,810,044)	(424,930)	(1,508,143)	(2,489,002)

From Share Transactions:
Proceeds from sales of shares	4,777,275	10,570,170	25,188,323	42,227,543
Reinvestment of distributions	2,101,839	194,252	376,032	591,829
Cost of shares redeemed	(10,399,758)	(28,675,910)	(12,298,793)	(27,311,268)
Net increase (decrease) in net assets resulting from share transactions	(3,520,644)	(17,911,488)	13,265,562	15,508,104
TOTAL INCREASE (DECREASE)	3,256,065	(6,442,592)	27,297,803	26,711,498

Net Assets:
Beginning of period	90,413,137	96,855,729	97,736,824	71,025,326
End of period	$93,669,202	$90,413,137	$125,034,627	$97,736,824
Undistributed (distributions in excess of) net investment income	$248,378	$454,198	$179,177	$182,613

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012

$122,309	$110,890	$14,685,370	$29,558,076
4,208,587	5,294,201	645,305	3,207,783
4,165,250	(1,091,122)	2,491,931	20,359,297
8,496,146	4,313,969	17,822,606	53,125,156

(183,790)	—	(15,564,607)	(31,155,201)
(5,309,385)	(3,152,975)	—	—
(5,493,175)	(3,152,975)	(15,564,607)	(31,155,201)

5,087,144	7,546,904	87,542,349	170,632,050
1,750,937	1,246,008	3,831,440	7,114,217
(6,185,523)	(9,281,388)	(74,731,478)	(139,350,138)
652,558	(488,476)	16,642,311	38,396,129
3,655,529	672,518	18,900,310	60,366,084

56,936,107	56,263,589	785,627,349	725,261,265
$60,591,636	$56,936,107	$804,527,659	$785,627,349
$77,367	$138,848	$(3,931,452)	$(3,052,215)

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012
From Operations:
Net investment income	$865,432	$2,106,266	$3,883,791	$7,102,703
Net realized gain (loss)	29,976	210,759	1,519,936	3,132,789
Net change in unrealized gain (loss)	(121,145)	789,173	318,330	10,557,729
Net increase in net assets resulting from operations	774,263	3,106,198	5,722,057	20,793,221

Distributions to Shareholders:
From net investment income	(1,344,711)	(3,153,089)	(3,857,470)	(7,049,793)
From net realized gains	—	—	(3,124,595)	(1,041,206)
Total distributions to shareholders	(1,344,711)	(3,153,089)	(6,982,065)	(8,090,999)

From Share Transactions:
Proceeds from sales of shares	26,167,230	41,029,044	42,680,060	75,665,898
Reinvestment of distributions	476,275	1,148,375	821,593	590,650
Cost of shares redeemed	(35,919,200)	(48,684,128)	(27,896,861)	(33,616,764)
Net increase (decrease) in net assets resulting from share transactions	(9,275,695)	(6,506,709)	15,604,792	42,639,784
TOTAL INCREASE (DECREASE)	(9,846,143)	(6,553,600)	14,344,784	55,342,006

Net Assets:
Beginning of period	122,956,534	129,510,134	250,219,681	194,877,675
End of period	$113,110,391	$122,956,534	$264,564,465	$250,219,681
Undistributed (distributions in excess of) net investment income	$(1,918,748)	$(1,439,469)	$267,291	$240,970

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012

$4,905,961	$9,363,905	$1,650,034	$3,324,268
1,287,743	1,233,352	(688)	805,217
(1,129,402)	9,760,950	(83,733)	3,269,899
5,064,302	20,358,207	1,565,613	7,399,384

(4,891,871)	(9,339,993)	(1,640,896)	(3,308,180)
(1,240,072)	(1,102,611)	(803,712)	(213,992)
(6,131,943)	(10,442,604)	(2,444,608)	(3,522,172)

52,974,285	81,300,418	16,736,731	30,962,586
1,032,159	1,564,032	445,319	543,775
(33,407,408)	(39,761,111)	(11,661,183)	(18,886,488)
20,599,036	43,103,339	5,520,867	12,619,873
19,531,395	53,018,942	4,641,872	16,497,085

319,687,172	266,668,230	114,837,373	98,340,288
$339,218,567	$319,687,172	$119,479,245	$114,837,373
$(23,208)	$(37,298)	$(24,359)	$(33,497)

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2013	$28.81	$0.13		$3.30	$3.43	$(0.19)	$(1.04)	$(1.23)
For the Fiscal Years Ended October 31,
2012	25.56	0.16		3.20	3.36	(0.11)	—	(0.11)
2011	24.73	0.13	(d)	0.82	0.95	(0.12)	—	(0.12)
2010	21.24	0.19	(e)	3.41	3.60	(0.11)	—	(0.11)
2009(f)	18.44	0.10		2.75	2.85	(0.05)	—	(0.05)
2008	29.11	0.05		(10.39)	(10.34)	(0.04)	(0.29)	(0.33)

VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2013	$24.10	$0.37		$3.41	$3.78	$(0.37)	$—	$(0.37)
For the Fiscal Years Ended October 31,
2012	21.18	0.67		2.90	3.57	(0.65)	—	(0.65)
2011	18.91	0.48		2.24	2.72	(0.45)	—	(0.45)
2010	16.81	0.22		2.10	2.32	(0.22)	—	(0.22)
2009(f)	16.31	0.30		0.50	0.80	(0.30)	—	(0.30)
2008	29.02	0.39		(9.84)	(9.45)	(0.39)	(2.87)	(3.26)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.09% of average net assets.

(e)	Reflects income recognized from special dividends which amounted to $0.13 per share and 0.56% of average net assets.

(f)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$31.01	12.39%	$93,669	1.08	%(c)	1.08	%(c)	0.88	%(c)	44%

28.81	13.18	90,413	1.13		1.15		0.57		52
25.56	3.84	96,856	1.13		1.19		0.50	(d)	43
24.73	16.98	119,567	1.13		1.24		0.82	(e)	46
21.24	15.55	110,522	1.13		1.20		0.52		39
18.44	(35.82)	111,319	1.11		1.11		0.18		43

$27.51	15.86%	$125,035	0.69	%(c)	0.69	%(c)	2.93	%(c)	26%

24.10	16.99	97,737	0.70		0.70		2.94		46
21.18	14.51	71,025	0.86		0.90		2.32		116
18.91	13.88	49,932	1.20		1.26		1.24		47
16.81	5.19	63,622	1.20		1.22		1.98		61
16.31	(36.04)	64,726	1.14		1.14		1.74		45

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2013	$33.38	$0.07	(c)	$4.78	$4.85	$(0.10)	$(3.12)	$(3.22)
For the Fiscal Years Ended October 31,
2012	32.78	0.06	(e)	2.43	2.49	—	(1.89)	(1.89)
2011	31.24	(0.06	)(f)	1.60	1.54	—	—	—
2010	24.06	(0.07)		7.29	7.22	(0.04)	—	(0.04)
2009(g)	21.13	0.02		3.81	3.83	(0.01)	(0.89)	(0.90)
2008	37.60	0.01		(13.72)	(13.71)	—	(2.76)	(2.76)

BOND FUND
For the Six Months Ended April 30, (Unaudited)
2013	$20.99	$0.39		$0.08	$0.47	$(0.41)	$—	$(0.41)
For the Fiscal Years Ended October 31,
2012	20.39	0.82		0.64	1.46	(0.86)	—	(0.86)
2011	20.35	0.89		0.06	0.95	(0.91)	—	(0.91)
2010	19.17	0.93		1.21	2.14	(0.96)	—	(0.96)
2009(g)	17.29	0.96		1.91	2.87	(0.99)	—	(0.99)
2008	18.39	0.85		(1.07)	(0.22)	(0.88)	—	(0.88)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.26% of average net assets.

(d)	Annualized.

(e)	Reflects income recognized from special dividends which amounted to $0.09 per share and 0.20% of average net assets.

(f)	Reflects income recognized from special dividends which amounted to $0.07 per share and 0.19% of average net assets.

(g)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$35.01	15.91%	$60,592	1.09	%(d)	1.09	%(d)	0.43	%(c)(d)	43%

33.38	8.12	56,936	1.18		1.18		0.20	(e)	64
32.78	4.93	56,264	1.24		1.24		(0.18	)(f)	46
31.24	30.08	53,380	1.33		1.33		(0.24)		45
24.06	19.76	48,771	1.33		1.33		0.12		58
21.13	(39.07)	40,444	1.21		1.21		0.02		57

$21.05	2.28%	$804,528	0.72	%(d)	0.72	%(d)	3.75	%(d)	9%

20.99	7.30	785,627	0.77		0.77		3.96		18
20.39	4.80	725,261	0.81		0.81		4.39		26
20.35	11.46	648,695	0.83		0.83		4.75		26
19.17	17.00	570,560	0.81		0.81		5.23		22
17.29	(1.37)	495,168	0.79		0.79		4.62		9

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2013	$18.14	$0.13	$(0.01)	$0.12	$(0.21)	$—	$(0.21)
For the Fiscal Years Ended October 31,
2012	18.15	0.30	0.14	0.44	(0.45)	—	(0.45)
2011	18.48	0.38	(0.19)	0.19	(0.52)	—	(0.52)
2010	18.16	0.48	0.42	0.90	(0.58)	—	(0.58)
2009(d)	17.53	0.56	0.79	1.35	(0.72)	—	(0.72)
2008	17.65	0.66	(0.03)	0.63	(0.75)	—	(0.75)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2013	$20.59	$0.31	$0.15	$0.46	$(0.31)	$(0.25)	$(0.56)
For the Fiscal Years Ended October 31,
2012	19.42	0.64	1.27	1.91	(0.64)	(0.10)	(0.74)
2011	19.50	0.71	0.16	0.87	(0.71)	(0.24)	(0.95)
2010	18.84	0.67	0.71	1.38	(0.67)	(0.05)	(0.72)
2009(d)	17.82	0.70	1.20	1.90	(0.70)	(0.18)	(0.88)
2008	18.83	0.70	(0.96)	(0.26)	(0.70)	(0.05)	(0.75)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.05	0.66%	$113,110	0.68	%(c)	0.82	%(c)	1.50	%(c)	13%

18.14	2.46	122,957	0.68		0.83		1.66		26
18.15	1.07	129,510	0.68		0.88		2.09		27
18.48	5.04	133,022	0.68		0.89		2.60		28
18.16	7.85	105,981	0.68		0.93		3.14		25
17.53	3.60	78,455	0.68		0.90		3.68		30

$20.49	2.25%	$264,564	0.66	%(c)	0.66	%(c)	3.03	%(c)	14%

20.59	9.95	250,220	0.70		0.74		3.16		17
19.42	4.73	194,878	0.70		0.84		3.76		44
19.50	7.43	191,897	0.70		0.86		3.49		46
18.84	10.89	163,878	0.70		0.85		3.77		27
17.82	(1.47)	136,575	0.70		0.82		3.76		45

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2013	$20.39	$0.31	$— (c)	$0.31	$(0.30)	$(0.08)	$(0.38)
For the Fiscal Years End October 31,
2012	19.69	0.64	0.79	1.43	(0.65)	(0.08)	(0.73)
2011	19.70	0.69	0.03	0.72	(0.69)	(0.04)	(0.73)
2010	19.30	0.66	0.43	1.09	(0.66)	(0.03)	(0.69)
2009(e)	18.27	0.67	1.05	1.72	(0.67)	(0.02)	(0.69)
2008	19.01	0.69	(0.66)	0.03	(0.69)	(0.08)	(0.77)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2013	$20.01	$0.28	$(0.01)	$0.27	$(0.28)	$(0.14)	$(0.42)
For the Fiscal Years End October 31,
2012	19.27	0.62	0.77	1.39	(0.61)	(0.04)	(0.65)
2011	19.32	0.66	0.10	0.76	(0.66)	(0.15)	(0.81)
2010	19.05	0.63	0.33	0.96	(0.63)	(0.06)	(0.69)
2009(e)	17.90	0.63	1.20	1.83	(0.64)	(0.04)	(0.68)
2008	18.58	0.64	(0.63)	0.01	(0.64)	(0.05)	(0.69)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Amount is less than $0.005 per share.

(d)	Annualized.

(e)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$20.32	1.55%	$339,219	0.64	%(d)	0.64	%(d)	3.03	%(d)	9%

20.39	7.33	319,687	0.70		0.74		3.20		14
19.69	3.77	266,668	0.70		0.84		3.57		15
19.70	5.72	265,798	0.70		0.84		3.37		19
19.30	9.54	229,687	0.70		0.83		3.50		10
18.27	0.10	169,838	0.70		0.81		3.63		7

$19.86	1.35%	$119,479	0.70	%(d)	0.81	%(d)	2.84	%(d)	3%

20.01	7.32	114,837	0.70		0.85		3.11		24
19.27	4.09	98,340	0.70		0.90		3.50		14
19.32	5.15	84,067	0.70		0.94		3.31		23
19.05	10.33	75,878	0.70		0.93		3.38		16
17.90	0.01	68,986	0.70		0.90		3.46		13

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2013 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost of the REIT.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value.

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

B.   Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2013:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$93,211,162	$—	$—
Short-term Investment	—	487,000	—
Total	$93,211,162	$487,000	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$122,740,961	$—	$—
Short-term Investment	—	1,560,000	—
Total	$122,740,961	$1,560,000	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Funds	$60,444,660	$—	$—
Short-term Investment	—	223,000	—
Total	$60,444,660	$223,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$81,233,559	$—
Municipal Bond Obligations	—	105,232,109	—
Mortgage-Backed Obligations	—	161,241,941	—
Corporate Obligations	—	355,829,344	—
U.S. Treasury and/or Other U.S. Government Agencies	8,812,496	77,398,613	—
Investment Company	5,551,539	—	—
Short-term Investment	—	7,037,000	—
Total	$14,364,035	$787,972,566	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,391,102	$—
Mortgage-Backed Obligations	—	24,606,455	—
U.S. Treasury and/or Other U.S. Government Agencies	10,141,027	71,654,114	—
Short-term Investment	—	2,844,000	—
Total	$10,141,027	$102,495,671	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$257,598,388	$—
Investment Company	5,943,946	—	—
Short-term Investment	—	832,000	—
Total	$5,943,946	$258,430,388	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$322,848,272	$—
Investment Company	7,565,022	—	—
Short-term Investment	—	1,358,000	—
Total	$7,565,022	$324,206,272	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$119,022,369	$—
Investment Company	2,809,866	—	—
Short-term Investment	—	2,718,000	—
Total	$2,809,866	$121,740,369	$—

For further information regarding security characteristics, see Schedules of Investments.

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Growth and MidCap Growth	0.65%	0.50%	0.40%
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%

The contractual advisory fee for the Value Fund is 0.30% of the Fund’s average daily net assets.

COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2013, the effective advisory fees were 0.65%, 0.65%, 0.48%, 0.39%, 0.36%, 0.48%, and 0.41% for the Growth, MidCap Growth, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond and Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses, exclusive of any custody expense reductions for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 0.70%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months ended April 30, 2013.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2013, Commerce Bank an affiliate of the Adviser, received $171,876 in shareowner servicing fees.

D.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2013, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$40,234,437	$—	$47,030,714
Value	—	38,704,080	—	26,722,416
MidCap Growth	—	24,952,849	—	29,253,389
Bond	—	102,862,263	24,989,692	46,064,534
Short-Term Government	15,035,314	—	17,668,344	2,613,196
National Tax-Free Intermediate Bond	—	58,430,305	—	36,278,105
Missouri Tax-Free Intermediate Bond	—	60,972,544	—	28,468,725
Kansas Tax-Free Intermediate Bond	—	18,611,328	—	3,589,013

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended, October 31, 2012, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Capital loss carryforwards:(1)
Expiring 2014	$—	$—	$—	$(1,984,287)
Expiring 2017	—	(3,972,712)	—	—
Expiring 2018	—	(1,335,495)	—	—
Total capital loss carryforwards:	$—	$(5,308,207)	$—	$(1,984,287)
Timing differences (distributions payable, deferred compensation)	$(21,747)	$(20,027)	$(14,003)	$(1,948,461)

COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Expiring 2013(1)	$(2,538,488)	$—	$—	$—
Expiring 2014(1)	(2,653,199)	—	—	—
Expiring 2015(1)	(1,094,544)	—	—	—
Expiring 2016(1)	(347,228)	—	—	—
Expiring 2017(1)	(400,692)	—	—	—
Expiring 2018(1)	(460,436)	—	—	—
Expiring 2019(1)	(375,119)	—	—	—
Perpetual Short-term	(147,933)	—	—	—
Perpetual Long-term	(281,462)	—	—	—
Total capital loss carryforwards	$(8,299,101)	$—	$—	$—
Timing differences (distributions payable, deferred compensation)	$(158,696)	$(584,805)	$(686,453)	$(225,371)

(1)	Expiration occurs on October 31 of the year indicated.

As of April 30, 2013, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$78,314,558	$106,659,159	$49,090,883	$730,560,172
Gross unrealized gain	15,883,964	18,757,927	11,768,096	77,729,349
Gross unrealized loss	(500,360)	(1,116,125)	(191,319)	(5,952,920)
Net unrealized security gain	$15,383,604	$17,641,802	$11,576,777	$71,776,429

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$109,440,769	$245,924,864	$322,618,982	$117,481,767
Gross unrealized gain	5,554,405	19,104,927	19,862,895	7,243,012
Gross unrealized loss	(2,358,476)	(655,457)	(710,583)	(174,544)
Net unrealized security gain	$3,195,929	$18,449,470	$19,152,312	$7,068,468

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization and underlying fund investments.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the 1940 Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the

COMMERCE FUNDS

9. OTHER MATTERS

Trustees determine annually whether to reapprove and continue the Trust’s investment advisory agreement (“Advisory Agreement”) with the Adviser (also referred to as “Commerce”) for the Funds.

The Advisory Agreement for the Funds was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “non-interested Trustees”), on November 13, 2012 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the disinterested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Lipper; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with that of other publicly reported profitability information of other advisers; (vi) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), was performing services similar to those performed for the Funds; and (vii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, quality and extent of services – The Trustees reviewed the nature, quality and extent of services of the Adviser to the Funds, taking into account the investment objectives and strategies of each Fund and knowledge gained from meetings with management through the year. The Trustees also considered the available resources and key investment personnel of the Adviser and their experience and length of service to the Funds. The Trustees also discussed the Adviser’s reports to the Board, compliance record and effectiveness of oversight over the Funds’ other service providers, communications and support services to shareholders, service as the Funds’ co-administrator, adherence to investment policies, execution of portfolio transactions and selection of broker dealers and other similar factors.

The Trustees determined that the Adviser had supported the Funds and provided a seasoned and experienced portfolio management and compliance staff. Moreover, they considered that the Adviser had a highly disciplined money management and research and analytic process and was able to attract and retain high quality personnel. The Trustees also considered that the Adviser had provided clear, concise reports to the Board and updated the Trustees frequently on performance issues. They concluded that the Adviser had an excellent compliance record and had provided strong oversight over the compliance programs of other service providers to the Funds. The Trustees concluded that the Funds would therefore benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered both the short-term and long-term performance of the Funds. They reviewed and discussed the Lipper information presented, which compared each Fund’s performance with that of its benchmark

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

9. OTHER MATTERS (continued)

and with performance of comparable funds and peer groups identified by Lipper. The Trustees determined that the Fixed Income Funds were generally competitive with their Lipper peers. The Trustees also considered performance versus the Funds’ benchmarks, noting that while the Bond, Short-Term Government, National Tax-Free Intermediate Bond Funds outperformed their respective benchmarks for the one-, three- and five-year time periods, the Kansas Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds had underperformed their benchmarks for those periods.

The Trustees considered that the Value, Growth and MidCap Growth Funds’ returns were above the midpoint of their Lipper peers for the one-year period. They also considered that the Value Fund was in the top quartile of its Lipper peers for the three-year period, while the Growth and MidCap Growth Funds fell below the midpoint of their Lipper peers for that same period. The Trustees also considered the Funds’ performance versus their benchmarks, noting that the MidCap Growth Fund underperformed its benchmark for most periods, the Value Fund outperformed its benchmark for the three- and five-year periods, and the Growth Fund underperformed its benchmark for the three-year, five-year and ten-year periods but not the one-year period. The Trustees also reviewed information prepared by Lipper that compared each Fund’s three-year performance with its expenses.

The Trustees concluded that while past performance is not necessarily indicative of future performance, the Equity Funds’ performance was improving as a result of the changes to the quantitative investment model implemented by the Adviser and that the Fixed Income Funds’ performance generally remained strong as compared to their Lipper peer group. The Trustees concluded that Fund performance was satisfactory and that shareholders were generally receiving value for the services provided by the Adviser.

Costs of Services and Profits Realized by the Adviser – The Board considered the fees and expenses of the Funds and the Lipper information provided comparing the Funds’ fees to Lipper peers. The Trustees reviewed this information in light of the Adviser’s cost of providing advisory services as well as its profitability. The Trustees considered that the Adviser had reduced its advisory fees during the year for certain of the Funds pursuant to a Fee Reduction Commitment, under which certain Funds’ advisory fees were permanently reduced and made subject to breakpoints. It was also noted that the Adviser’s cost allocation methodology had not changed and appeared generally reasonable. The Trustees discussed that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses and had negotiated fees aggressively with the transfer agent and certain other service providers during the year. The Trustees considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins and concluded that it was within the range of reasonability.

The Trustees also reviewed information provided on the Funds’ advisory fees compared to advisory fees charged by the Adviser’s affiliates to similar institutional accounts managed by Commerce personnel. These accounts were not managed by the Adviser but by its affiliate, CTC, but some of the same investment personnel provided these advisory services. In some cases, the fees charged were lower than the fees charged to the Funds and in other cases the fees were about the same. The Trustees considered Commerce’s explanations for the differences in services provided by Commerce or its affiliates to these clients.

Economies of Scale – The Trustees considered that the Adviser had instituted breakpoints in the certain of the Funds’ advisory fee schedules under the Fee Reduction Commitment during the past year. In addition, the Trustees considered that the Adviser was managing its operations in a manner that appeared to be as efficient as possible given the asset levels of the Funds, with a view to keeping shareholder expense ratios as low as possible. The Trustees concluded that the Adviser was sharing economies of scale with shareholders.

Fall-Out Benefits – The principal benefits to the Adviser of its relationship with the Funds were its receipt of soft dollars, its contract as a Co-Administrator of the Funds and CTC’s receipt of shareholder servicing fees. The Trustees considered that they receive regular, extensive quarterly reports on the Adviser’s soft dollar program and that its program was in compliance with Section 28(e) of the Securities Exchange Act of 1934. They also considered that the Adviser did not “pay up” for soft dollar trades and had a system in place to test for best execution, which is reviewed with the Board on at least an annual basis.

COMMERCE FUNDS

9. OTHER MATTERS (continued)

The Trustees also considered that CTC’s shareholder servicing fees were decreasing and that the rate of payment to CTC was intended to cover only its costs, with no profit.

The Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued and Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	164,528	$4,777,275	379,358	$10,570,170
Reinvestment of distributions	75,149	2,101,839	7,627	194,252
Shares redeemed	(357,219)	(10,399,758)	(1,039,175)	(28,675,910)
Net Decrease	(117,542)	$(3,520,644)	(652,190)	$(17,911,488)

	Value Fund
	For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	974,510	$25,188,323	1,877,199	$42,227,543
Reinvestment of distributions	15,053	376,032	25,759	591,829
Shares redeemed	(499,656)	(12,298,793)	(1,201,526)	(27,311,268)
Net Increase	489,907	$13,265,562	701,432	$15,508,104

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	MidCap Growth Fund
	For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	156,184	$5,087,144	235,356	$7,546,904
Reinvestment of distributions	56,928	1,750,937	40,811	1,246,008
Shares redeemed	(187,984)	(6,185,523)	(286,894)	(9,281,388)
Net Increase (Decrease)	25,128	$652,558	(10,727)	$(488,476)

	Bond Fund
	For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	4,182,701	$87,542,349	8,268,837	$170,632,050
Reinvestment of distributions	182,861	3,831,440	344,343	7,114,217
Shares redeemed	(3,570,100)	(74,731,478)	(6,764,192)	(139,350,138)
Net Increase	795,462	$16,642,311	1,848,988	$38,396,129

	Short-Term Government Fund
	For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	1,446,212	$26,167,230	2,263,048	$41,029,044
Reinvestment of distributions	26,325	476,275	63,319	1,148,375
Shares redeemed	(1,984,331)	(35,919,200)	(2,684,787)	(48,684,128)
Net Decrease	(511,794)	$(9,275,695)	(358,420)	$(6,506,709)

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	2,087,103	$42,680,060	3,751,953	$75,665,898
Reinvestment of distributions	40,008	821,593	29,561	590,650
Shares redeemed	(1,366,073)	(27,896,861)	(1,665,277)	(33,616,764)
Net Increase	761,038	$15,604,792	2,116,237	$42,639,784

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	2,611,139	$52,974,285	4,031,916	$81,300,418
Reinvestment of distributions	50,669	1,032,159	77,776	1,564,032
Shares redeemed	(1,646,991)	(33,407,408)	(1,972,367)	(39,761,111)
Net Increase	1,014,817	$20,599,036	2,137,325	$43,103,339

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Shares sold	841,907	$16,736,731	1,563,755	$30,962,586
Reinvestment of distributions	22,294	445,319	27,479	543,775
Shares redeemed	(586,143)	(11,661,183)	(955,176)	(18,886,488)
Net Increase	278,058	$5,520,867	636,058	$12,619,873

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2013 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/12	Ending Account Value 4/30/13		Expenses Paid for the 6 months ended 4/30/13*	Beginning Account Value 11/01/12	Ending Account Value 4/30/13		Expenses Paid for the 6 months ended 4/30/13*	Beginning Account Value 11/01/12	Ending Account Value 4/30/13		Expenses Paid for the 6 months ended 4/30/13*	Beginning Account Value 11/01/12	Ending Account Value 4/30/13		Expenses Paid for the 6 months ended 4/30/13*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,123.90		$5.69	$1,000.00	$1,158.60		$3.69	$1,000.00	$1,159.10		$5.84	$1,000.00	$1,022.80		$3.61
Hypothetical 5% return	1,000.00	1,019.44	+	5.41	1,000.00	1,021.37	+	3.46	1,000.00	1,019.39	+	5.46	1,000.00	1,021.22	+	3.61
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,006.60		$3.83	$1,000.00	$1,022.46		$3.31	$1,000.00	$1,015.50		$3.20	$1,000.00	$1,013.50		$3.49
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.52	+	3.31	1,000.00	1,021.62	+	3.21	1,000.00	1,021.32	+	3.51

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2013. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.08%	Short-Term Government	0.68%
Value	0.69	National Tax-Free Intermediate Bond	0.66
MidCap Growth	1.09	Missouri Tax-Free Intermediate Bond	0.64
Bond	0.72	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUNDS

The Commerce Funds (continued)

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER

DISTRIBUTOR

AND CO-ADMINISTRATOR

Goldman, Sachs & Co.

Commerce Investment Advisors, Inc.

200 West Street

922 Walnut Street

New York, New York 10282

4th Floor

Kansas City, Missouri 64106

CO-ADMINISTRATOR

Goldman Sachs Asset Management, L.P.

CUSTODIAN/ACCOUNTING AGENT

200 West Street

State Street Bank & Trust Company

New York, New York 10282

1 Lincoln Street

Boston, Massachusetts 02111

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

TRANSFER AGENT

KPMG LLP

Boston Financial Data Services, Inc.

Two Financial Center

330 W. 9th

60 South St.

4th Floor

Boston, MA 02111

Kansas City, Missouri 64105

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

Ste. 2000

Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains, more complete information about The Commerce Funds’ investment policies, fees and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES

Martin E. Galt III, Chairman David L. Bodde, Lead Independent Trustee

Charles W. Peffer James M. Snowden, Jr.

OFFICERS

William Schuetter, President Angela Dew, Vice President, Chief Compliance Officer, and Secretary

Jeffrey Bolin, Assistant Vice President Peter W. Fortner, Chief Accounting Officer

Scott McHugh, Treasurer Philip V. Ciuca Jr., Assistant Treasurer Andrew Murphy, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com 1-800-995-6365

102004.MF.MED.TMPL/6/2013

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ William R. Schuetter
William R. Schuetter
President
June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William R. Schuetter
William R. Schuetter
President
The Commerce Funds
June 27, 2013

/s/ Peter W. Fortner
Peter W. Fortner
Chief Accounting Officer
The Commerce Funds
June 27, 2013